UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Equity-Income Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
JPMorgan Chase & Co.	3.8
Berkshire Hathaway, Inc. Class B	3.1
Johnson & Johnson	2.9
Bank of America Corp.	2.7
Comcast Corp. Class A	2.5
Chevron Corp.	2.5
The Walt Disney Co.	2.3
Citigroup, Inc.	2.3
Walmart, Inc.	2.3
Wells Fargo & Co.	2.2
26.6

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.0
Health Care	14.6
Energy	10.0
Consumer Staples	9.4
Communication Services	9.3

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	96.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 13.7%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,221,589	$75,645
Verizon Communications, Inc.	2,356,160	130,225
		205,870
Entertainment - 2.3%
The Walt Disney Co.	995,500	142,366
Media - 3.0%
Comcast Corp. Class A	3,549,588	153,236
Interpublic Group of Companies, Inc.	1,154,200	26,454
		179,690
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	498,200	39,721

TOTAL COMMUNICATION SERVICES		567,647

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.5%
General Motors Co.	699,000	28,198
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	588,900	124,093
Royal Caribbean Cruises Ltd.	337,500	39,265
		163,358
Multiline Retail - 0.3%
Dollar General Corp.	134,400	18,012
Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	59,700	10,791
Lowe's Companies, Inc.	697,200	70,696
The Home Depot, Inc.	237,200	50,687
TJX Companies, Inc.	896,300	48,902
		181,076
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	200,700	17,846
Tapestry, Inc.	329,000	10,176
		28,022

TOTAL CONSUMER DISCRETIONARY		418,666

CONSUMER STAPLES - 9.4%
Beverages - 1.5%
Diageo PLC	373,400	15,571
PepsiCo, Inc.	579,500	74,066
		89,637
Food & Staples Retailing - 2.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	248,800	15,251
BJ's Wholesale Club Holdings, Inc. (a)	218,424	5,146
Kroger Co.	650,700	13,769
Walmart, Inc.	1,256,891	138,736
		172,902
Food Products - 2.3%
Hilton Food Group PLC	1,602,114	18,236
McCormick & Co., Inc. (non-vtg.)	93,600	14,839
Mondelez International, Inc.	862,500	46,135
Nestle SA (Reg. S)	398,879	42,316
The J.M. Smucker Co.	184,200	20,481
		142,007
Household Products - 0.6%
Kimberly-Clark Corp.	268,000	36,354
Personal Products - 0.7%
Unilever NV	679,100	39,363
Tobacco - 1.5%
Altria Group, Inc.	755,800	35,576
British American Tobacco PLC (United Kingdom)	448,300	15,974
Philip Morris International, Inc.	489,100	40,894
		92,444

TOTAL CONSUMER STAPLES		572,707

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
BP PLC	5,857,300	38,756
Chevron Corp.	1,225,972	150,929
ConocoPhillips Co.	1,529,200	90,345
Enterprise Products Partners LP	1,154,400	34,759
Equinor ASA	1,585,800	28,451
Exxon Mobil Corp.	835,500	62,128
Imperial Oil Ltd.	991,200	27,142
Phillips 66 Co.	538,600	55,239
Suncor Energy, Inc.	1,160,200	33,290
The Williams Companies, Inc.	1,039,762	25,620
Valero Energy Corp.	552,900	47,135
		593,794
FINANCIALS - 23.0%
Banks - 12.8%
Bank of America Corp.	5,411,000	166,009
Citigroup, Inc.	1,960,100	139,481
Huntington Bancshares, Inc.	1,502,100	21,405
JPMorgan Chase & Co.	1,965,382	227,987
M&T Bank Corp.	180,900	29,713
SunTrust Banks, Inc.	860,300	57,296
Wells Fargo & Co.	2,804,050	135,744
		777,635
Capital Markets - 2.0%
KKR & Co. LP	2,516,865	67,326
The Blackstone Group LP	1,105,432	53,039
		120,365
Consumer Finance - 1.0%
Capital One Financial Corp.	663,100	61,284
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	920,000	188,996
Insurance - 4.1%
Chubb Ltd.	603,800	92,285
Marsh & McLennan Companies, Inc.	441,400	43,610
MetLife, Inc.	1,098,738	54,300
The Travelers Companies, Inc.	416,200	61,023
		251,218

TOTAL FINANCIALS		1,399,498

HEALTH CARE - 14.6%
Biotechnology - 1.6%
AbbVie, Inc.	229,800	15,309
Amgen, Inc.	431,200	80,453
		95,762
Health Care Equipment & Supplies - 2.5%
Alcon, Inc. (a)	113,300	6,656
Becton, Dickinson & Co.	294,800	74,525
Danaher Corp.	487,600	68,508
		149,689
Health Care Providers & Services - 2.1%
Cigna Corp.	244,000	41,460
UnitedHealth Group, Inc.	339,600	84,564
		126,024
Pharmaceuticals - 8.4%
AstraZeneca PLC (United Kingdom)	977,555	84,455
Bristol-Myers Squibb Co.	1,347,100	59,825
Eli Lilly & Co.	279,500	30,452
Johnson & Johnson	1,364,548	177,691
Merck & Co., Inc.	246,900	20,490
Roche Holding AG (participation certificate)	346,840	92,837
Sanofi SA	556,019	46,334
		512,084

TOTAL HEALTH CARE		883,559

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.4%
General Dynamics Corp.	279,500	51,970
Northrop Grumman Corp.	128,600	44,440
United Technologies Corp.	846,020	113,028
		209,438
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	177,345	16,086
Electrical Equipment - 1.5%
AMETEK, Inc.	735,500	65,908
Fortive Corp.	298,400	22,693
		88,601
Industrial Conglomerates - 2.3%
General Electric Co.	5,863,755	61,276
Roper Technologies, Inc.	223,400	81,239
		142,515
Machinery - 0.4%
Ingersoll-Rand PLC	193,300	23,903
Professional Services - 0.3%
Equifax, Inc.	117,600	16,357
Trading Companies & Distributors - 0.1%
Bunzl PLC	199,100	5,206

TOTAL INDUSTRIALS		502,106

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,122,386	62,180
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	164,932	15,240
IT Services - 1.5%
Amdocs Ltd.	417,500	26,716
Fiserv, Inc. (a)	175,811	18,536
Paychex, Inc.	387,657	32,195
Visa, Inc. Class A	61,500	10,947
		88,394
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	510,500	52,781
Qualcomm, Inc.	417,500	30,544
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	990,400	42,221
		125,546
Software - 1.7%
Micro Focus International PLC	309,459	6,518
Microsoft Corp.	702,316	95,705
		102,223
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	253,500	54,006

TOTAL INFORMATION TECHNOLOGY		447,589

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	758,699	54,748
International Flavors & Fragrances, Inc. (b)	92,600	13,333
		68,081
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	305,200	64,586
Public Storage	144,700	35,127
		99,713
UTILITIES - 5.1%
Electric Utilities - 3.2%
Exelon Corp.	2,429,600	109,478
NextEra Energy, Inc.	289,800	60,038
Vistra Energy Corp.	1,188,300	25,501
		195,017
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	777,400	26,540
Multi-Utilities - 1.4%
Ameren Corp.	352,600	26,688
CenterPoint Energy, Inc.	812,500	23,571
WEC Energy Group, Inc.	407,400	34,816
		85,075

TOTAL UTILITIES		306,632

TOTAL COMMON STOCKS
(Cost $4,556,021)		5,859,992

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $22,679)	22,678,929	11,067

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.43% (f)	197,810,240	197,850
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	22,630,358	22,633
TOTAL MONEY MARKET FUNDS
(Cost $220,483)		220,483
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,799,183)		6,091,542
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(16,444)
NET ASSETS - 100%		$6,075,098

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,067,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,314
Fidelity Securities Lending Cash Central Fund	217
Total	$4,531

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$567,647	$567,647	$--	$--
Consumer Discretionary	418,666	418,666	--	--
Consumer Staples	572,707	459,483	113,224	--
Energy	593,794	555,038	38,756	--
Financials	1,399,498	1,399,498	--	--
Health Care	883,559	659,933	223,626	--
Industrials	502,106	502,106	--	--
Information Technology	447,589	441,071	6,518	--
Materials	68,081	68,081	--	--
Real Estate	99,713	99,713	--	--
Utilities	306,632	306,632	--	--
Other	11,067	--	--	11,067
Money Market Funds	220,483	220,483	--	--
Total Investments in Securities:	$6,091,542	$5,698,351	$382,124	$11,067

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Switzerland	4.0%
United Kingdom	3.0%
Netherlands	1.6%
Canada	1.5%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,698) — See accompanying schedule: Unaffiliated issuers (cost $4,578,700)	$5,871,059
Fidelity Central Funds (cost $220,483)	220,483
Total Investment in Securities (cost $4,799,183)		$6,091,542
Restricted cash		1,196
Receivable for fund shares sold		1,728
Dividends receivable		8,196
Interest receivable		15
Distributions receivable from Fidelity Central Funds		637
Prepaid expenses		16
Other receivables		1,467
Total assets		6,104,798
Liabilities
Payable for fund shares redeemed	$3,037
Accrued management fee	2,281
Other affiliated payables	749
Other payables and accrued expenses	1,002
Collateral on securities loaned	22,631
Total liabilities		29,700
Net Assets		$6,075,098
Net Assets consist of:
Paid in capital		$4,490,449
Total distributable earnings (loss)		1,584,649
Net Assets		$6,075,098
Net Asset Value and Maximum Offering Price
Equity-Income:
Net Asset Value, offering price and redemption price per share ($5,252,425 ÷ 89,948 shares)		$58.39
Class K:
Net Asset Value, offering price and redemption price per share ($822,673 ÷ 14,098 shares)		$58.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$84,311
Interest		59
Income from Fidelity Central Funds (including $217 from security lending)		4,531
Total income		88,901
Expenses
Management fee	$13,542
Transfer agent fees	3,929
Accounting and security lending fees	565
Custodian fees and expenses	49
Independent trustees' fees and expenses	14
Registration fees	99
Audit	52
Legal	14
Miscellaneous	25
Total expenses before reductions	18,289
Expense reductions	(203)
Total expenses after reductions		18,086
Net investment income (loss)		70,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	306,187
Fidelity Central Funds	1
Foreign currency transactions	1,255
Total net realized gain (loss)		307,443
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	138,587
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		138,554
Net gain (loss)		445,997
Net increase (decrease) in net assets resulting from operations		$516,812

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,815	$161,780
Net realized gain (loss)	307,443	333,750
Change in net unrealized appreciation (depreciation)	138,554	(944,456)
Net increase (decrease) in net assets resulting from operations	516,812	(448,926)
Distributions to shareholders	(116,831)	(545,344)
Share transactions - net increase (decrease)	(148,216)	(726,863)
Total increase (decrease) in net assets	251,765	(1,721,133)
Net Assets
Beginning of period	5,823,333	7,544,466
End of period	$6,075,098	$5,823,333

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.70	$63.45	$57.76	$48.57	$57.26	$56.69
Income from Investment Operations
Net investment income (loss)A	.65	1.44	1.30	1.22	1.43	2.00B
Net realized and unrealized gain (loss)	4.12	(5.22)	8.52	10.43	(3.91)C	2.87
Total from investment operations	4.77	(3.78)	9.82	11.65	(2.48)	4.87
Distributions from net investment income	(.53)	(1.39)	(1.20)D	(1.36)	(1.71)D	(1.60)
Distributions from net realized gain	(.56)	(3.58)	(2.93)D	(1.10)	(4.51)D	(2.70)
Total distributions	(1.08)E	(4.97)	(4.13)	(2.46)	(6.21)F	(4.30)
Net asset value, end of period	$58.39	$54.70	$63.45	$57.76	$48.57	$57.26
Total ReturnG,H	8.80%	(5.91)%	17.57%	24.42%	(4.89)%C	8.53%
Ratios to Average Net AssetsI,J
Expenses before reductions	.61%K	.61%	.61%	.63%	.64%	.63%
Expenses net of fee waivers, if any	.60%K	.61%	.61%	.63%	.64%	.63%
Expenses net of all reductions	.60%K	.60%	.61%	.62%	.63%	.63%
Net investment income (loss)	2.27%K	2.50%	2.18%	2.27%	2.55%	3.30%B
Supplemental Data
Net assets, end of period (in millions)	$5,252	$5,016	$5,921	$6,686	$5,752	$6,686
Portfolio turnover rateL	57%K,M	24%M	33%	36%	46%M	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.08 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.556 per share.

 F Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.67	$63.41	$57.73	$48.55	$57.25	$56.67
Income from Investment Operations
Net investment income (loss)A	.68	1.51	1.36	1.28	1.50	2.07B
Net realized and unrealized gain (loss)	4.11	(5.22)	8.51	10.42	(3.92)C	2.88
Total from investment operations	4.79	(3.71)	9.87	11.70	(2.42)	4.95
Distributions from net investment income	(.55)	(1.45)	(1.26)D	(1.42)	(1.78)D	(1.67)
Distributions from net realized gain	(.56)	(3.58)	(2.93)D	(1.10)	(4.51)D	(2.70)
Total distributions	(1.11)	(5.03)	(4.19)	(2.52)	(6.28)E	(4.37)
Net asset value, end of period	$58.35	$54.67	$63.41	$57.73	$48.55	$57.25
Total ReturnF,G	8.84%	(5.81)%	17.68%	24.56%	(4.78)%C	8.68%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%J	.51%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.50%J	.50%	.51%	.51%	.51%	.51%
Net investment income (loss)	2.37%J	2.60%	2.28%	2.39%	2.67%	3.41%B
Supplemental Data
Net assets, end of period (in millions)	$823	$807	$1,623	$1,791	$1,646	$2,272
Portfolio turnover rateK	57%J,L	24%L	33%	36%	46%L	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $895 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,416,270
Gross unrealized depreciation	(141,386)
Net unrealized appreciation (depreciation)	$1,274,884
Tax cost	$4,816,658

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $12,263 in this Subsidiary, representing .20% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,663,646 and $1,864,560, respectively.

Unaffiliated Redemptions In-Kind. During the period, 468 shares of the Fund were redeemed in-kind for investments and cash with a value of $27,295. The net realized gain of $9,209 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 1,109 shares of the Fund were redeemed in-kind for investments and cash with a value of $63,055. The Fund had a net realized gain of $22,455 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$3,699.14
Class K	230.05
	$3,929

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $44 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to less than five hundred dollars. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $168 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Equity-Income	$7

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019
Distributions to shareholders
Equity-Income	$98,236	$449,948
Class K	18,595	95,396
Total	$116,831	$545,344

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019	Six months ended July 31, 2019	Year ended January 31, 2019
Equity-Income
Shares sold	1,815	3,108	$103,795	$177,756
Reinvestment of distributions	1,628	7,538	91,951	422,015
Shares redeemed	(5,196)	(12,269)	(296,592)	(705,345)
Net increase (decrease)	(1,753)	(1,623)	$(100,846)	$(105,574)
Class K
Shares sold	5,808	2,167	$330,083	$124,052
Reinvestment of distributions	328	1,691	18,595	95,395
Shares redeemed	(6,802)(a)	(14,688)(b)	(396,048)(a)	(840,736)(b)
Net increase (decrease)	(666)	(10,830)	$(47,370)	$(621,289)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details)

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Equity-Income	.60%
Actual		$1,000.00	$1,088.00	$3.11
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Class K	.51%
Actual		$1,000.00	$1,088.40	$2.64
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

EQU-SANN-0919
1.536123.122

Fidelity® Series All-Sector Equity Fund Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Value Discovery Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Series All-Sector Equity Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Microsoft Corp.	4.7
Apple, Inc.	3.4
Amazon.com, Inc.	2.9
Alphabet, Inc. Class C	2.8
Facebook, Inc. Class A	2.1
Capital One Financial Corp.	1.8
UnitedHealth Group, Inc.	1.7
Bank of America Corp.	1.3
The Home Depot, Inc.	1.2
Abbott Laboratories	1.1
23.0

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Information Technology	21.9
Health Care	13.4
Financials	13.1
Consumer Discretionary	10.1
Communication Services	9.8

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks and Equity Futures	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 4.8%

Fidelity® Series All-Sector Equity Fund

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	880,700	$29,987,835
CenturyLink, Inc.	76,300	922,467
		30,910,302
Entertainment - 2.3%
Activision Blizzard, Inc.	337,921	16,470,270
Electronic Arts, Inc. (a)	78,400	7,252,000
Netflix, Inc. (a)	50,800	16,407,892
Take-Two Interactive Software, Inc. (a)	34,200	4,190,184
The Walt Disney Co.	256,317	36,655,894
Viacom, Inc. Class B (non-vtg.)	98,500	2,989,475
		83,965,715
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	8,300	10,111,060
Class C (a)	81,466	99,118,053
Facebook, Inc. Class A (a)	380,600	73,923,938
IAC/InterActiveCorp (a)	17,500	4,183,375
TripAdvisor, Inc. (a)	13,700	604,855
Twitter, Inc. (a)	103,700	4,387,547
		192,328,828
Media - 0.9%
Comcast Corp. Class A	650,748	28,092,791
Discovery Communications, Inc. Class A (a)	44,900	1,360,919
Liberty Media Corp. Liberty SiriusXM Series A (a)	40,100	1,669,363
		31,123,073
Wireless Telecommunication Services - 0.3%
Sprint Corp. (a)	90,600	664,098
T-Mobile U.S., Inc. (a)	141,363	11,270,872
		11,934,970

TOTAL COMMUNICATION SERVICES		350,262,888

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.4%
Aptiv PLC	154,300	13,524,395
Diversified Consumer Services - 0.3%
Service Corp. International	223,900	10,330,746
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	44,800	10,954,944
McDonald's Corp.	183,800	38,730,336
Royal Caribbean Cruises Ltd.	128,100	14,903,154
		64,588,434
Household Durables - 0.2%
Lennar Corp. Class A	180,800	8,600,656
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	54,910	102,504,890
The Booking Holdings, Inc. (a)	13,970	26,355,942
		128,860,832
Leisure Products - 0.3%
Brunswick Corp.	218,800	10,756,208
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	123,000	12,515,250
Specialty Retail - 2.4%
Burlington Stores, Inc. (a)	87,070	15,737,903
The Home Depot, Inc.	196,679	42,028,336
TJX Companies, Inc.	415,396	22,664,006
Urban Outfitters, Inc. (a)	176,200	4,195,322
		84,625,567
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	61,500	5,720,730
NIKE, Inc. Class B	163,500	14,065,905
Tapestry, Inc.	346,300	10,711,059
		30,497,694

TOTAL CONSUMER DISCRETIONARY		364,299,782

CONSUMER STAPLES - 6.6%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	49,204	9,684,331
Diageo PLC	79,700	3,323,506
Keurig Dr. Pepper, Inc.	101,943	2,868,676
Monster Beverage Corp. (a)	136,798	8,819,367
PepsiCo, Inc.	77,300	9,879,713
The Coca-Cola Co.	671,654	35,349,150
		69,924,743
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	20,200	5,567,726
Kroger Co.	161,300	3,413,108
Sysco Corp.	106,700	7,316,419
Walmart, Inc.	94,500	10,430,910
		26,728,163
Food Products - 1.1%
Bunge Ltd.	85,100	4,972,393
Conagra Brands, Inc.	57,900	1,671,573
Danone SA	48,100	4,171,855
Mondelez International, Inc.	354,100	18,940,809
The J.M. Smucker Co.	29,700	3,302,343
The Kraft Heinz Co.	170,600	5,460,906
		38,519,879
Household Products - 1.6%
Colgate-Palmolive Co.	238,784	17,130,364
Energizer Holdings, Inc.	93,800	3,947,104
Procter & Gamble Co.	312,000	36,828,480
		57,905,948
Personal Products - 0.2%
Coty, Inc. Class A	293,885	3,206,285
Edgewell Personal Care Co. (a)	51,000	1,551,930
Unilever NV	28,800	1,669,353
		6,427,568
Tobacco - 1.0%
Altria Group, Inc.	261,330	12,300,803
Philip Morris International, Inc.	301,628	25,219,117
		37,519,920

TOTAL CONSUMER STAPLES		237,026,221

ENERGY - 4.3%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	158,400	4,021,776
Halliburton Co.	39,840	916,320
Schlumberger Ltd.	125,400	5,012,238
		9,950,334
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	14,181	1,044,572
Cabot Oil & Gas Corp.	160,500	3,075,180
Centennial Resource Development, Inc. Class A (a)	399,800	2,378,810
Chevron Corp.	237,429	29,229,884
ConocoPhillips Co.	95,600	5,648,048
Devon Energy Corp.	273,000	7,371,000
Diamondback Energy, Inc.	74,100	7,664,163
EOG Resources, Inc.	199,200	17,101,320
Exxon Mobil Corp.	271,924	20,220,269
HollyFrontier Corp.	65,800	3,274,866
Marathon Petroleum Corp.	53,400	3,011,226
Noble Energy, Inc.	231,500	5,111,520
Parsley Energy, Inc. Class A (a)	319,200	5,295,528
Phillips 66 Co.	127,000	13,025,120
Pioneer Natural Resources Co.	72,300	9,980,292
The Williams Companies, Inc.	147,500	3,634,400
Valero Energy Corp.	106,400	9,070,600
		146,136,798

TOTAL ENERGY		156,087,132

FINANCIALS - 13.1%
Banks - 4.9%
Bank of America Corp.	1,497,087	45,930,629
Citigroup, Inc.	521,884	37,137,265
First Horizon National Corp.	557,000	9,134,800
Huntington Bancshares, Inc.	1,489,557	21,226,187
KeyCorp	797,000	14,640,890
M&T Bank Corp.	50,100	8,228,925
PNC Financial Services Group, Inc.	74,700	10,674,630
Signature Bank	51,600	6,576,936
SunTrust Banks, Inc.	127,400	8,484,840
Wells Fargo & Co.	315,200	15,258,832
		177,293,934
Capital Markets - 1.8%
BlackRock, Inc. Class A	27,300	12,767,664
Cboe Global Markets, Inc.	131,300	14,352,403
E*TRADE Financial Corp.	334,452	16,317,913
Morgan Stanley	348,800	15,542,528
State Street Corp.	108,000	6,273,720
		65,254,228
Consumer Finance - 3.2%
Ally Financial, Inc.	260,300	8,566,473
American Express Co.	166,700	20,732,479
Capital One Financial Corp.	710,705	65,683,356
SLM Corp.	666,646	6,073,145
Synchrony Financial	358,600	12,866,568
		113,922,021
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	62,600	12,859,918
Insurance - 2.8%
American International Group, Inc.	385,300	21,572,947
Hartford Financial Services Group, Inc.	247,500	14,263,425
Marsh & McLennan Companies, Inc.	55,800	5,513,040
MetLife, Inc.	288,200	14,242,844
The Travelers Companies, Inc.	128,200	18,796,684
Willis Group Holdings PLC	141,800	27,682,196
		102,071,136

TOTAL FINANCIALS		471,401,237

HEALTH CARE - 13.4%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	179,600	20,346,884
Amgen, Inc.	98,703	18,416,006
Celgene Corp. (a)	103,200	9,479,952
Neurocrine Biosciences, Inc. (a)	30,000	2,891,700
Sarepta Therapeutics, Inc. (a)	28,100	4,182,685
Vertex Pharmaceuticals, Inc. (a)	142,700	23,776,674
		79,093,901
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	451,100	39,290,810
Becton, Dickinson & Co.	102,400	25,886,720
Boston Scientific Corp. (a)	893,610	37,942,681
Danaher Corp.	159,500	22,409,750
Hologic, Inc. (a)	184,500	9,455,625
Intuitive Surgical, Inc. (a)	37,800	19,637,478
Stryker Corp.	54,000	11,328,120
		165,951,184
Health Care Providers & Services - 3.4%
Cigna Corp.	47,000	7,986,240
HCA Holdings, Inc.	151,200	20,186,712
Humana, Inc.	70,100	20,802,175
Molina Healthcare, Inc. (a)	77,100	10,237,338
UnitedHealth Group, Inc.	253,100	63,024,431
		122,236,896
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	110,500	30,683,640
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	685,300	30,434,173
Corteva, Inc.	202,667	5,978,677
Eli Lilly & Co.	339,166	36,952,136
Merck & Co., Inc.	125,000	10,373,750
		83,738,736

TOTAL HEALTH CARE		481,704,357

INDUSTRIALS - 9.6%
Aerospace & Defense - 1.1%
General Dynamics Corp.	26,665	4,958,090
Northrop Grumman Corp.	33,400	11,542,038
The Boeing Co.	24,400	8,324,792
United Technologies Corp.	118,948	15,891,453
		40,716,373
Air Freight & Logistics - 0.8%
FedEx Corp.	19,600	3,342,388
United Parcel Service, Inc. Class B	214,900	25,674,103
		29,016,491
Airlines - 0.4%
American Airlines Group, Inc.	449,265	13,707,075
Construction & Engineering - 1.2%
AECOM (a)	875,800	31,485,010
Jacobs Engineering Group, Inc.	153,000	12,624,030
		44,109,040
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	276,700	13,123,881
Industrial Conglomerates - 1.4%
3M Co.	42,600	7,443,072
General Electric Co.	3,648,600	38,127,870
Honeywell International, Inc.	14,305	2,467,040
		48,037,982
Machinery - 1.2%
Allison Transmission Holdings, Inc.	272,000	12,498,400
Apergy Corp. (a)	73,700	2,397,461
Caterpillar, Inc.	2,700	355,509
WABCO Holdings, Inc. (a)	210,500	27,872,305
		43,123,675
Professional Services - 0.8%
Nielsen Holdings PLC	1,228,384	28,449,373
Road & Rail - 1.5%
CSX Corp.	272,900	19,212,160
Genesee & Wyoming, Inc. Class A (a)	73,600	8,082,016
Norfolk Southern Corp.	126,000	24,081,120
Union Pacific Corp.	16,500	2,969,175
		54,344,471
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	706,100	28,604,111

TOTAL INDUSTRIALS		343,232,472

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	8,100	2,214,945
Cisco Systems, Inc.	359,100	19,894,140
		22,109,085
Electronic Equipment & Components - 0.3%
Flextronics International Ltd. (a)	422,600	4,711,990
Jabil, Inc.	163,436	5,046,904
		9,758,894
IT Services - 3.7%
Alliance Data Systems Corp.	14,100	2,212,572
Cognizant Technology Solutions Corp. Class A	122,100	7,953,594
DXC Technology Co.	59,700	3,329,469
Elastic NV	134,900	13,332,167
Fidelity National Information Services, Inc.	211,058	28,123,479
Global Payments, Inc.	77,200	12,963,424
GoDaddy, Inc. (a)	67,500	4,953,150
Leidos Holdings, Inc.	19,900	1,633,790
MasterCard, Inc. Class A	115,700	31,501,639
PayPal Holdings, Inc. (a)	216,500	23,901,600
Square, Inc. (a)	40,800	3,280,728
		133,185,612
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	93,200	2,837,940
Analog Devices, Inc.	55,700	6,542,522
Applied Materials, Inc.	193,600	9,558,032
Broadcom, Inc.	65,300	18,936,347
Intel Corp.	149,600	7,562,280
Lam Research Corp.	104,630	21,826,864
Marvell Technology Group Ltd.	616,900	16,199,794
Microchip Technology, Inc. (b)	26,200	2,473,804
Micron Technology, Inc. (a)	217,530	9,764,922
NVIDIA Corp.	125,680	21,204,730
NXP Semiconductors NV	305,700	31,606,323
ON Semiconductor Corp. (a)	1,231,668	26,493,179
Qualcomm, Inc.	231,104	16,907,569
Xilinx, Inc.	19,900	2,272,779
		194,187,085
Software - 8.2%
Adobe, Inc. (a)	70,000	20,920,200
Autodesk, Inc. (a)	124,035	19,370,546
Citrix Systems, Inc.	77,454	7,299,265
HubSpot, Inc. (a)	9,200	1,644,224
Microsoft Corp.	1,244,300	169,560,757
Nuance Communications, Inc. (a)	125,601	2,090,001
Oracle Corp.	205,000	11,541,500
Palo Alto Networks, Inc. (a)	18,300	4,145,682
Parametric Technology Corp. (a)	100,100	6,784,778
RealPage, Inc. (a)	19,400	1,212,112
Salesforce.com, Inc. (a)	214,463	33,134,534
Splunk, Inc. (a)	19,100	2,584,421
SS&C Technologies Holdings, Inc.	35,000	1,678,250
Symantec Corp.	215,500	4,646,180
Workday, Inc. Class A (a)	30,400	6,079,392
		292,691,842
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	578,159	123,170,993
Pure Storage, Inc. Class A (a)	343,700	5,203,618
Western Digital Corp.	103,000	5,550,670
		133,925,281

TOTAL INFORMATION TECHNOLOGY		785,857,799

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	31,600	7,213,332
Cabot Corp.	9,000	402,480
CF Industries Holdings, Inc.	28,900	1,432,284
Dow, Inc. (a)	16,140	781,822
DowDuPont, Inc.	150,774	10,879,852
Ecolab, Inc.	21,900	4,417,887
Element Solutions, Inc. (a)	35,200	352,704
Huntsman Corp.	29,300	602,115
International Flavors & Fragrances, Inc. (b)	23,800	3,426,962
Linde PLC	78,500	15,015,480
Olin Corp.	315,700	6,336,099
PPG Industries, Inc.	16,700	1,960,413
Sherwin-Williams Co.	10,900	5,592,136
The Chemours Co. LLC	313,461	5,977,701
The Scotts Miracle-Gro Co. Class A	5,400	605,772
W.R. Grace & Co.	26,400	1,790,184
Westlake Chemical Corp.	11,021	744,689
		67,531,912
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	14,500	3,592,375
Vulcan Materials Co.	28,400	3,929,140
		7,521,515
Containers & Packaging - 0.3%
Aptargroup, Inc.	19,900	2,408,298
Avery Dennison Corp.	24,000	2,756,880
Ball Corp.	41,200	2,944,976
Crown Holdings, Inc. (a)	56,400	3,610,164
		11,720,318
Metals & Mining - 0.1%
Newmont Goldcorp Corp.	100,700	3,677,564
Royal Gold, Inc.	8,200	938,490
		4,616,054

TOTAL MATERIALS		91,389,799

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	49,800	7,288,728
American Homes 4 Rent Class A	358,300	8,674,443
American Tower Corp.	153,700	32,525,994
Corporate Office Properties Trust (SBI)	40,600	1,133,552
Crown Castle International Corp.	18,500	2,465,310
Equinix, Inc.	18,500	9,288,850
Equity Lifestyle Properties, Inc.	136,700	16,984,975
Prologis, Inc.	216,400	17,444,004
Store Capital Corp.	104,200	3,564,682
VICI Properties, Inc.	305,200	6,512,968
Welltower, Inc.	156,900	13,041,528
Weyerhaeuser Co.	262,400	6,667,584
		125,592,618
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	101,300	5,369,913

TOTAL REAL ESTATE		130,962,531

UTILITIES - 3.1%
Electric Utilities - 1.9%
Edison International	138,400	10,316,336
Exelon Corp.	278,500	12,549,210
FirstEnergy Corp.	220,800	9,708,576
NextEra Energy, Inc.	65,435	13,556,169
PG&E Corp. (a)	81,499	1,477,577
PPL Corp.	296,800	8,794,184
Southern Co.	107,400	6,035,880
Vistra Energy Corp.	201,000	4,313,460
		66,751,392
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	147,200	5,025,408
Multi-Utilities - 1.1%
Dominion Energy, Inc.	251,214	18,662,688
Public Service Enterprise Group, Inc.	150,700	8,612,505
Sempra Energy	89,844	12,167,573
		39,442,766

TOTAL UTILITIES		111,219,566

TOTAL COMMON STOCKS
(Cost $2,458,640,788)		3,523,443,784
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.29% 9/5/19 to 9/26/19 (c)
(Cost $4,566,841)	4,580,000	4,567,586
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.43% (d)(e)	106,748,429	$106,769,779
Fidelity Securities Lending Cash Central Fund 2.43% (d)	3,750,482	3,750,857
TOTAL MONEY MARKET FUNDS
(Cost $110,515,309)		110,520,636
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,573,722,938)		3,638,532,006
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(46,721,018)
NET ASSETS - 100%		$3,591,810,988

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	292	Sept. 2019	$43,541,580	$493,470	$493,470

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,415,820.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,149,002
Fidelity Securities Lending Cash Central Fund	3,799
Total	$1,152,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$350,262,888	$350,262,888	$--	$--
Consumer Discretionary	364,299,782	364,299,782	--	--
Consumer Staples	237,026,221	227,861,507	9,164,714	--
Energy	156,087,132	156,087,132	--	--
Financials	471,401,237	471,401,237	--	--
Health Care	481,704,357	481,704,357	--	--
Industrials	343,232,472	343,232,472	--	--
Information Technology	785,857,799	785,857,799	--	--
Materials	91,389,799	91,389,799	--	--
Real Estate	130,962,531	130,962,531	--	--
Utilities	111,219,566	111,219,566	--	--
U.S. Government and Government Agency Obligations	4,567,586	--	4,567,586	--
Money Market Funds	110,520,636	110,520,636	--	--
Total Investments in Securities:	$3,638,532,006	$3,624,799,706	$13,732,300	$--
Derivative Instruments:
Assets
Futures Contracts	$493,470	$493,470	$--	$--
Total Assets	$493,470	$493,470	$--	$--
Total Derivative Instruments:	$493,470	$493,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$493,470	$0
Total Equity Risk	493,470	0
Total Value of Derivatives	$493,470	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,319,537) — See accompanying schedule: Unaffiliated issuers (cost $2,463,207,629)	$3,528,011,370
Fidelity Central Funds (cost $110,515,309)	110,520,636
Total Investment in Securities (cost $2,573,722,938)		$3,638,532,006
Cash		28,228
Receivable for investments sold		114,591,892
Receivable for fund shares sold		46,680
Dividends receivable		1,929,060
Distributions receivable from Fidelity Central Funds		133,861
Other receivables		109,141
Total assets		3,755,370,868
Liabilities
Payable for investments purchased	$16,401,311
Payable for fund shares redeemed	142,708,864
Payable for daily variation margin on futures contracts	667,275
Other payables and accrued expenses	30,255
Collateral on securities loaned	3,752,175
Total liabilities		163,559,880
Net Assets		$3,591,810,988
Net Assets consist of:
Paid in capital		$2,385,977,222
Total distributable earnings (loss)		1,205,833,766
Net Assets, for 353,478,352 shares outstanding		$3,591,810,988
Net Asset Value, offering price and redemption price per share ($3,591,810,988 ÷ 353,478,352 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$32,516,289
Interest		44,999
Income from Fidelity Central Funds (including $3,799 from security lending)		1,152,801
Total income		33,714,089
Expenses
Custodian fees and expenses	$35,544
Independent trustees' fees and expenses	8,607
Commitment fees	4,981
Total expenses		49,132
Net investment income (loss)		33,664,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,834,428
Fidelity Central Funds	(1,318)
Foreign currency transactions	(1,390)
Futures contracts	6,649,058
Total net realized gain (loss)		122,480,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	196,565,122
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	4,707
Futures contracts	(1,069,228)
Total change in net unrealized appreciation (depreciation)		195,500,602
Net gain (loss)		317,981,380
Net increase (decrease) in net assets resulting from operations		$351,646,337

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,664,957	$88,943,119
Net realized gain (loss)	122,480,778	1,141,470,899
Change in net unrealized appreciation (depreciation)	195,500,602	(1,240,879,844)
Net increase (decrease) in net assets resulting from operations	351,646,337	(10,465,826)
Distributions to shareholders	(42,470,045)	(1,124,214,915)
Share transactions
Proceeds from sales of shares	121,691,810	378,787,782
Reinvestment of distributions	42,470,045	1,124,214,915
Cost of shares redeemed	(479,980,174)	(3,320,012,000)
Net increase (decrease) in net assets resulting from share transactions	(315,818,319)	(1,817,009,303)
Total increase (decrease) in net assets	(6,642,027)	(2,951,690,044)
Net Assets
Beginning of period	3,598,453,015	6,550,143,059
End of period	$3,591,810,988	$3,598,453,015
Other Information
Shares
Sold	12,488,954	30,970,396
Issued in reinvestment of distributions	4,542,251	117,674,923
Redeemed	(48,595,202)	(250,295,870)
Net increase (decrease)	(31,563,997)	(101,650,551)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.35	$13.46	$12.33	$12.02	$13.80	$13.89
Income from Investment Operations
Net investment income (loss)A	.09	.21	.18	.12	.12	.13
Net realized and unrealized gain (loss)	.83	(.79)	2.80	2.33	(.54)	1.63
Total from investment operations	.92	(.58)	2.98	2.45	(.42)	1.76
Distributions from net investment income	–	(.22)	(.19)	(.18)	(.14)B	(.12)
Distributions from net realized gain	(.11)	(3.31)	(1.66)	(1.96)	(1.22)B	(1.73)
Total distributions	(.11)	(3.53)	(1.85)	(2.14)	(1.36)	(1.85)
Net asset value, end of period	$10.16	$9.35	$13.46	$12.33	$12.02	$13.80
Total ReturnC,D	9.94%	(3.23)%	25.62%	21.03%	(3.55)%	12.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.20%	.68%	.73%	.67%
Expenses net of fee waivers, if any	- %G,H	- %H	.20%	.68%	.73%	.67%
Expenses net of all reductions	- %G,H	- %H	.20%	.67%	.73%	.67%
Net investment income (loss)	1.81%G	1.68%	1.37%	.95%	.85%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$3,591,811	$3,598,453	$6,550,143	$2,736,748	$4,418,280	$4,969,503
Portfolio turnover rateI	56%G	65%	61%	43%	66%	65%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Bank of America Corp.	2.7
Capital One Financial Corp.	2.7
Verizon Communications, Inc.	2.3
Procter & Gamble Co.	2.1
Citigroup, Inc.	2.1
Johnson & Johnson	2.0
McDonald's Corp.	1.8
Berkshire Hathaway, Inc. Class B	1.7
Comcast Corp. Class A	1.6
General Electric Co.	1.5
20.5

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.3
Health Care	11.7
Energy	9.0
Industrials	8.4
Consumer Staples	8.2

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stocks and Equity Futures	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 9.7%

Fidelity® Series Stock Selector Large Cap Value Fund

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	3,926,900	$133,710,945
Verizon Communications, Inc.	4,308,903	238,153,069
		371,864,014
Entertainment - 1.8%
Cinemark Holdings, Inc.	1,607,019	64,152,198
The Walt Disney Co.	808,424	115,612,716
		179,764,914
Media - 2.8%
Comcast Corp. Class A	3,800,800	164,080,536
Interpublic Group of Companies, Inc.	3,075,100	70,481,292
Omnicom Group, Inc.	609,100	48,862,002
		283,423,830

TOTAL COMMUNICATION SERVICES		835,052,758

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.7%
Aptiv PLC	752,000	65,912,800
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	890,900	187,730,448
Royal Caribbean Cruises Ltd.	780,400	90,791,736
		278,522,184
Household Durables - 0.7%
Lennar Corp. Class A	1,523,800	72,487,166
Leisure Products - 0.4%
Brunswick Corp.	864,400	42,493,904
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	614,000	62,474,500
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	354,500	64,075,875
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.	1,448,300	44,795,919

TOTAL CONSUMER DISCRETIONARY		630,762,348

CONSUMER STAPLES - 8.2%
Beverages - 1.0%
Keurig Dr. Pepper, Inc.	905,100	25,469,514
PepsiCo, Inc.	190,100	24,296,681
The Coca-Cola Co.	1,016,300	53,487,869
		103,254,064
Food & Staples Retailing - 1.0%
Walmart, Inc.	986,271	108,864,593
Food Products - 2.6%
Conagra Brands, Inc.	1,701,300	49,116,531
Lamb Weston Holdings, Inc.	364,600	24,471,952
Mondelez International, Inc.	1,518,852	81,243,393
Post Holdings, Inc. (a)	291,432	31,247,339
The Kraft Heinz Co.	590,529	18,902,833
TreeHouse Foods, Inc. (a)	609,367	36,159,838
Tyson Foods, Inc. Class A	350,900	27,896,550
		269,038,436
Household Products - 2.1%
Procter & Gamble Co.	1,804,872	213,047,091
Tobacco - 1.5%
Altria Group, Inc.	1,354,800	63,770,436
Philip Morris International, Inc.	1,029,746	86,097,063
		149,867,499

TOTAL CONSUMER STAPLES		844,071,683

ENERGY - 9.0%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	1,886,681	47,902,831
Oil, Gas & Consumable Fuels - 8.5%
BP PLC sponsored ADR	2,641,549	104,975,157
Cenovus Energy, Inc. (Canada)	9,609,683	89,339,908
Cheniere Energy, Inc. (a)	1,649,700	107,477,955
ConocoPhillips Co.	2,326,506	137,449,974
Hess Corp.	1,056,400	68,496,976
Marathon Petroleum Corp.	1,285,200	72,472,428
Noble Energy, Inc.	2,775,400	61,280,832
Suncor Energy, Inc.	4,590,300	131,712,882
Valero Energy Corp.	1,137,300	96,954,825
		870,160,937

TOTAL ENERGY		918,063,768

FINANCIALS - 23.3%
Banks - 9.3%
Bank of America Corp.	9,013,500	276,534,181
Citigroup, Inc.	2,972,300	211,508,868
DNB ASA	1,353,300	24,256,659
First Horizon National Corp.	3,352,000	54,972,800
Huntington Bancshares, Inc.	7,917,000	112,817,250
KeyCorp	4,883,100	89,702,547
SunTrust Banks, Inc.	1,243,600	82,823,760
Wells Fargo & Co.	2,015,200	97,555,832
		950,171,897
Capital Markets - 2.9%
BlackRock, Inc. Class A	144,100	67,392,688
Cboe Global Markets, Inc.	411,900	45,024,789
E*TRADE Financial Corp.	1,697,700	82,830,783
Morgan Stanley	2,221,100	98,972,216
		294,220,476
Consumer Finance - 4.6%
Ally Financial, Inc.	1,393,000	45,843,630
American Express Co.	351,032	43,657,850
Capital One Financial Corp.	2,945,900	272,260,078
SLM Corp.	2,532,300	23,069,253
Synchrony Financial	2,437,700	87,464,676
		472,295,487
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	879,300	180,634,599
Insurance - 4.8%
American International Group, Inc.	1,858,030	104,031,100
Hartford Financial Services Group, Inc.	1,387,700	79,973,151
Marsh & McLennan Companies, Inc.	217,700	21,508,760
MetLife, Inc.	1,164,351	57,542,226
The Travelers Companies, Inc.	687,264	100,766,648
Willis Group Holdings PLC	657,600	128,376,672
		492,198,557

TOTAL FINANCIALS		2,389,521,016

HEALTH CARE - 11.7%
Biotechnology - 0.8%
Biogen, Inc. (a)	83,200	19,786,624
Gilead Sciences, Inc.	673,500	44,127,720
Regeneron Pharmaceuticals, Inc. (a)	43,100	13,135,156
		77,049,500
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	655,400	57,085,340
Becton, Dickinson & Co.	247,100	62,466,880
Boston Scientific Corp. (a)	1,539,200	65,354,432
Danaher Corp.	727,400	102,199,700
Medtronic PLC	860,664	87,736,088
		374,842,440
Health Care Providers & Services - 2.3%
Anthem, Inc.	228,400	67,288,924
Cigna Corp.	277,876	47,216,690
CVS Health Corp.	848,236	47,390,945
HCA Holdings, Inc.	192,500	25,700,675
Humana, Inc.	158,500	47,034,875
		234,632,109
Life Sciences Tools & Services - 0.6%
Avantor, Inc.	1,738,600	30,581,974
Thermo Fisher Scientific, Inc.	127,700	35,459,736
		66,041,710
Pharmaceuticals - 4.3%
Allergan PLC	318,600	51,135,300
Bristol-Myers Squibb Co.	1,022,200	45,395,902
Johnson & Johnson	1,559,606	203,091,893
Pfizer, Inc.	3,714,936	144,288,114
		443,911,209

TOTAL HEALTH CARE		1,196,476,968

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.2%
General Dynamics Corp.	157,600	29,304,144
United Technologies Corp.	686,753	91,750,201
		121,054,345
Air Freight & Logistics - 0.5%
FedEx Corp.	112,800	19,235,784
United Parcel Service, Inc. Class B	291,600	34,837,452
		54,073,236
Airlines - 0.5%
American Airlines Group, Inc.	1,728,515	52,736,993
Construction & Engineering - 1.0%
AECOM (a)	2,766,557	99,457,724
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	912,598	43,284,523
Industrial Conglomerates - 1.5%
General Electric Co.	14,473,745	151,250,635
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	41,599	46,709,399
Professional Services - 0.9%
Nielsen Holdings PLC	4,056,088	93,938,998
Road & Rail - 1.1%
Norfolk Southern Corp.	591,944	113,132,337
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	2,201,949	89,200,954

TOTAL INDUSTRIALS		864,839,144

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	1,357,200	19,380,816
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	477,000	47,003,580
IT Services - 3.1%
Amdocs Ltd.	1,270,469	81,297,311
Cognizant Technology Solutions Corp. Class A	557,000	36,282,980
DXC Technology Co.	878,700	49,005,099
IBM Corp.	652,700	96,756,248
Sabre Corp.	2,491,100	58,565,761
		321,907,399
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	2,424,900	122,578,695
Software - 1.0%
Citrix Systems, Inc.	464,000	43,727,360
SS&C Technologies Holdings, Inc.	1,143,700	54,840,415
		98,567,775

TOTAL INFORMATION TECHNOLOGY		609,438,265

MATERIALS - 4.4%
Chemicals - 3.7%
DowDuPont, Inc.	1,702,423	122,846,844
Eastman Chemical Co.	328,943	24,785,855
Nutrien Ltd.	1,003,700	55,029,347
Olin Corp.	1,672,800	33,573,096
The Chemours Co. LLC	397,083	7,572,373
The Mosaic Co.	1,748,340	44,040,685
Westlake Chemical Corp.	1,364,658	92,209,941
		380,058,141
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	1,126,300	72,094,463

TOTAL MATERIALS		452,152,604

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	345,500	50,567,380
American Homes 4 Rent Class A	1,263,200	30,582,072
American Tower Corp.	352,884	74,677,312
Corporate Office Properties Trust (SBI)	1,227,077	34,259,990
Equinix, Inc.	19,200	9,640,320
Prologis, Inc.	1,129,163	91,021,829
Store Capital Corp.	705,255	24,126,774
VICI Properties, Inc.	1,398,200	29,837,588
Welltower, Inc.	937,900	77,958,248
Weyerhaeuser Co.	1,481,100	37,634,751
		460,306,264
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	1,643,400	32,605,056

TOTAL REAL ESTATE		492,911,320

UTILITIES - 6.3%
Electric Utilities - 5.4%
Edison International	1,081,800	80,637,372
Entergy Corp.	756,100	79,859,282
Evergy, Inc.	746,301	45,143,747
Exelon Corp.	1,918,900	86,465,634
FirstEnergy Corp.	1,808,000	79,497,760
NextEra Energy, Inc.	544,767	112,859,379
Vistra Energy Corp.	3,133,200	67,238,472
		551,701,646
Multi-Utilities - 0.9%
Sempra Energy	708,799	95,992,649

TOTAL UTILITIES		647,694,295

TOTAL COMMON STOCKS
(Cost $8,785,864,870)		9,880,984,169
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.32% 8/29/19 to 10/24/19 (b)
(Cost $3,999,212)	4,010,000	3,999,950
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 2.43% (c)
(Cost $406,234,094)	406,153,724	406,234,955
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $9,196,098,176)		10,291,219,074
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(42,261,494)
NET ASSETS - 100%		$10,248,957,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	1,912	Sept. 2019	$120,819,280	$1,978,268	$1,978,268

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,482,408.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,703,596
Fidelity Securities Lending Cash Central Fund	9,221
Total	$4,712,817

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$835,052,758	$835,052,758	$--	$--
Consumer Discretionary	630,762,348	630,762,348	--	--
Consumer Staples	844,071,683	844,071,683	--	--
Energy	918,063,768	918,063,768	--	--
Financials	2,389,521,016	2,389,521,016	--	--
Health Care	1,196,476,968	1,196,476,968	--	--
Industrials	864,839,144	818,129,745	46,709,399	--
Information Technology	609,438,265	609,438,265	--	--
Materials	452,152,604	452,152,604	--	--
Real Estate	492,911,320	492,911,320	--	--
Utilities	647,694,295	647,694,295	--	--
U.S. Government and Government Agency Obligations	3,999,950	--	3,999,950	--
Money Market Funds	406,234,955	406,234,955	--	--
Total Investments in Securities:	$10,291,219,074	$10,240,509,725	$50,709,349	$--
Derivative Instruments:
Assets
Futures Contracts	$1,978,268	$1,978,268	$--	$--
Total Assets	$1,978,268	$1,978,268	$--	$--
Total Derivative Instruments:	$1,978,268	$1,978,268	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,978,268	$0
Total Equity Risk	1,978,268	0
Total Value of Derivatives	$1,978,268	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,789,864,082)	$9,884,984,119
Fidelity Central Funds (cost $406,234,094)	406,234,955
Total Investment in Securities (cost $9,196,098,176)		$10,291,219,074
Foreign currency held at value (cost $21)		21
Receivable for investments sold		325,584,997
Receivable for fund shares sold		116,243
Dividends receivable		10,215,687
Distributions receivable from Fidelity Central Funds		731,658
Total assets		10,627,867,680
Liabilities
Payable to custodian bank	$676,756
Payable for investments purchased	86,043,610
Payable for fund shares redeemed	291,255,833
Payable for daily variation margin on futures contracts	870,856
Other payables and accrued expenses	63,045
Total liabilities		378,910,100
Net Assets		$10,248,957,580
Net Assets consist of:
Paid in capital		$8,803,688,291
Total distributable earnings (loss)		1,445,269,289
Net Assets, for 826,849,412 shares outstanding		$10,248,957,580
Net Asset Value, offering price and redemption price per share ($10,248,957,580 ÷ 826,849,412 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$123,000,962
Interest		42,090
Income from Fidelity Central Funds (including $9,221 from security lending)		4,712,817
Total income		127,755,869
Expenses
Custodian fees and expenses	$49,797
Independent trustees' fees and expenses	24,912
Commitment fees	14,409
Total expenses		89,118
Net investment income (loss)		127,666,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	266,675,934
Fidelity Central Funds	39,302
Foreign currency transactions	8,752
Futures contracts	4,187,905
Total net realized gain (loss)		270,911,893
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	426,351,426
Fidelity Central Funds	(39,301)
Assets and liabilities in foreign currencies	(282)
Futures contracts	850,684
Total change in net unrealized appreciation (depreciation)		427,162,527
Net gain (loss)		698,074,420
Net increase (decrease) in net assets resulting from operations		$825,741,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,666,751	$237,322,270
Net realized gain (loss)	270,911,893	662,883,907
Change in net unrealized appreciation (depreciation)	427,162,527	(1,478,711,475)
Net increase (decrease) in net assets resulting from operations	825,741,171	(578,505,298)
Distributions to shareholders	(80,360,835)	(975,442,209)
Share transactions
Proceeds from sales of shares	346,374,181	704,125,905
Net asset value of shares issued in exchange for the net assets of Fidelity Advisor Series Stock Selector Large Cap Value Fund (note 11)	–	1,142,737,823
Reinvestment of distributions	80,360,835	975,442,209
Cost of shares redeemed	(1,454,175,512)	(1,223,137,140)
Net increase (decrease) in net assets resulting from share transactions	(1,027,440,496)	1,599,168,797
Total increase (decrease) in net assets	(282,060,160)	45,221,290
Net Assets
Beginning of period	10,531,017,740	10,485,796,450
End of period	$10,248,957,580	$10,531,017,740
Other Information
Shares
Sold	28,945,593	56,636,972
Issued in exchange for the shares of Fidelity Advisor Series Stock Selector Large Cap Value Fund (note 11)	–	86,505,464
Issued in reinvestment of distributions	6,927,658	86,317,969
Redeemed	(119,581,594)	(97,345,371)
Net increase (decrease)	(83,708,343)	132,115,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$13.47	$12.49	$10.38	$12.67	$11.96
Income from Investment Operations
Net investment income (loss)A	.14	.29	.28B	.17	.18	.18
Net realized and unrealized gain (loss)	.78	(1.01)	1.63	2.25	(.96)	1.48
Total from investment operations	.92	(.72)	1.91	2.42	(.78)	1.66
Distributions from net investment income	(.01)	(.27)	(.28)	(.16)	(.20)C	(.16)
Distributions from net realized gain	(.08)	(.90)	(.65)	(.14)	(1.31)C	(.79)
Total distributions	(.09)	(1.18)D	(.93)	(.31)E	(1.51)	(.95)
Net asset value, end of period	$12.40	$11.57	$13.47	$12.49	$10.38	$12.67
Total ReturnF,G	7.99%	(5.07)%	15.62%	23.49%	(6.69)%	13.70%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	- %K	.20%	.67%	.73%	.72%
Expenses net of fee waivers, if any	- %J,K	- %K	.20%	.67%	.73%	.72%
Expenses net of all reductions	- %J,K	- %K	.20%	.66%	.72%	.72%
Net investment income (loss)	2.39%J	2.33%	2.13%B	1.51%	1.43%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$10,248,958	$10,531,018	$10,485,796	$3,615,123	$2,860,230	$3,226,266
Portfolio turnover rateL	78%J	87%M	61%	54%	64%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.87%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.18 per share is comprised of distributions from net investment income of .274 and distributions from net realized gain of $.902 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.144 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than $.005 per share.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.0
Wells Fargo & Co.	3.7
Comcast Corp. Class A	3.5
Chevron Corp.	3.3
Exxon Mobil Corp.	3.1
U.S. Bancorp	2.9
PNC Financial Services Group, Inc.	2.5
The Walt Disney Co.	2.3
Amgen, Inc.	1.9
Cigna Corp.	1.9
29.1

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	30.2
Health Care	16.7
Communication Services	11.0
Energy	10.2
Industrials	8.7

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stocks	98.7%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 14.3%

Fidelity® Series Value Discovery Fund

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	832,829	$46,030,459
Entertainment - 3.6%
Activision Blizzard, Inc.	855,000	41,672,700
Electronic Arts, Inc. (a)	456,900	42,263,250
Lions Gate Entertainment Corp. Class B	1,934,528	23,581,896
The Walt Disney Co.	1,220,044	174,478,492
		281,996,338
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	43,000	52,382,600
Media - 5.2%
Comcast Corp. Class A	6,324,000	273,007,080
Fox Corp. Class A	1,120,699	41,824,487
Interpublic Group of Companies, Inc.	4,055,200	92,945,184
		407,776,751
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	838,800	66,877,524

TOTAL COMMUNICATION SERVICES		855,063,672

CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
Lear Corp.	208,200	26,395,596
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	1,299,900	53,542,881
Multiline Retail - 1.4%
Dollar General Corp.	784,400	105,125,288
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	733,300	65,205,036
Tapestry, Inc.	1,130,659	34,971,283
		100,176,319

TOTAL CONSUMER DISCRETIONARY		285,240,084

CONSUMER STAPLES - 6.0%
Beverages - 1.3%
Coca-Cola European Partners PLC	241,900	13,372,232
PepsiCo, Inc.	682,500	87,230,325
		100,602,557
Food & Staples Retailing - 2.0%
Sysco Corp.	1,325,200	90,868,964
Walmart, Inc.	575,200	63,490,576
		154,359,540
Food Products - 2.3%
Danone SA	1,004,000	87,079,892
Seaboard Corp.	1,008	4,114,293
The Hershey Co.	259,300	39,346,182
The J.M. Smucker Co.	446,200	49,612,978
		180,153,345
Personal Products - 0.4%
Unilever NV (NY Reg.)	531,300	30,677,262

TOTAL CONSUMER STAPLES		465,792,704

ENERGY - 10.0%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	2,762,600	70,142,414
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	2,083,072	256,446,994
Dynagas LNG Partners LP	783,700	1,097,180
Exxon Mobil Corp.	3,285,600	244,317,216
GasLog Ltd.	1,170,600	16,669,344
GasLog Partners LP	2,495,300	53,773,715
Golar LNG Ltd.	1,196,633	20,270,963
Golar LNG Partners LP (b)	4,059,900	48,028,617
Hoegh LNG Partners LP (b)	1,241,600	21,963,904
Teekay LNG Partners LP	2,016,000	29,151,360
Teekay Offshore Partners LP	13,811,900	16,021,804
		707,741,097

TOTAL ENERGY		777,883,511

FINANCIALS - 30.2%
Banks - 12.5%
Huntington Bancshares, Inc.	3,583,300	51,062,025
M&T Bank Corp.	582,300	95,642,775
PNC Financial Services Group, Inc.	1,354,200	193,515,180
SunTrust Banks, Inc.	1,770,800	117,935,280
U.S. Bancorp	3,955,321	226,046,595
Wells Fargo & Co.	5,854,049	283,394,512
		967,596,367
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	449,200	38,536,868
Goldman Sachs Group, Inc.	600,400	132,166,052
Invesco Ltd. (c)	1,144,200	21,957,198
State Street Corp.	913,600	53,071,024
		245,731,142
Consumer Finance - 2.2%
Capital One Financial Corp.	722,500	66,773,450
Discover Financial Services	1,177,700	105,686,798
		172,460,248
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	1,513,900	311,000,476
Insurance - 4.7%
Allstate Corp.	498,100	53,495,940
Chubb Ltd.	626,577	95,766,029
FNF Group	1,141,100	48,930,368
Prudential PLC	2,655,647	54,637,905
The Travelers Companies, Inc.	765,000	112,164,300
		364,994,542
Mortgage Real Estate Investment Trusts - 3.4%
AGNC Investment Corp.	6,577,200	112,733,208
Annaly Capital Management, Inc.	7,199,800	68,758,090
MFA Financial, Inc.	11,016,400	79,097,752
		260,589,050
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	1,831,800	13,720,998

TOTAL FINANCIALS		2,336,092,823

HEALTH CARE - 16.7%
Biotechnology - 4.3%
AbbVie, Inc.	616,600	41,077,892
Amgen, Inc.	802,177	149,670,185
Celgene Corp. (a)	1,567,900	144,027,294
		334,775,371
Health Care Providers & Services - 8.2%
Anthem, Inc.	347,700	102,435,897
Centene Corp. (a)	1,180,400	61,487,036
Cigna Corp.	871,700	148,119,264
CVS Health Corp.	1,305,331	72,928,843
Humana, Inc.	169,000	50,150,750
UnitedHealth Group, Inc.	555,600	138,349,956
Wellcare Health Plans, Inc. (a)	212,200	60,954,450
		634,426,196
Pharmaceuticals - 4.2%
Allergan PLC	704,100	113,008,050
Bristol-Myers Squibb Co.	1,072,200	47,616,402
Roche Holding AG (participation certificate)	344,466	92,201,562
Sanofi SA sponsored ADR	1,667,700	69,543,090
		322,369,104

TOTAL HEALTH CARE		1,291,570,671

INDUSTRIALS - 8.7%
Aerospace & Defense - 3.4%
General Dynamics Corp.	357,900	66,547,926
Harris Corp.	266,200	55,263,120
United Technologies Corp.	1,066,200	142,444,320
		264,255,366
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	944,500	79,082,985
Electrical Equipment - 0.6%
Siemens Gamesa Renewable Energy SA	1,437,600	20,171,289
Vestas Wind Systems A/S	270,000	22,205,817
		42,377,106
Machinery - 1.8%
Deere & Co.	426,600	70,666,290
Ingersoll-Rand PLC	560,800	69,348,528
		140,014,818
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	576,500	59,016,305
Union Pacific Corp.	220,400	39,660,980
		98,677,285
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,199,360	48,586,074

TOTAL INDUSTRIALS		672,993,634

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (a)	313,200	22,741,452
Avnet, Inc.	248,958	11,307,672
TE Connectivity Ltd.	965,732	89,233,637
		123,282,761
IT Services - 2.1%
Amdocs Ltd.	1,098,000	70,261,020
Cognizant Technology Solutions Corp. Class A	1,217,800	79,327,492
The Western Union Co.	730,600	15,342,600
		164,931,112

TOTAL INFORMATION TECHNOLOGY		288,213,873

MATERIALS - 1.2%
Chemicals - 0.4%
The Scotts Miracle-Gro Co. Class A	276,487	31,016,312
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	4,321,500	64,217,490

TOTAL MATERIALS		95,233,802

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	445,600	72,276,320
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	2,033,300	107,785,233

TOTAL REAL ESTATE		180,061,553

UTILITIES - 5.2%
Electric Utilities - 4.8%
Exelon Corp.	3,149,900	141,934,494
OGE Energy Corp.	984,100	42,267,095
Southern Co.	2,111,700	118,677,540
Xcel Energy, Inc.	1,138,000	67,836,180
		370,715,309
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	1,032,600	18,607,452
Multi-Utilities - 0.2%
WEC Energy Group, Inc.	138,900	11,870,394

TOTAL UTILITIES		401,193,155

TOTAL COMMON STOCKS
(Cost $7,127,373,962)		7,649,339,482

Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%
(Cost $995,831)	59,554	1,176,787

Other- 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $39,369,027)	39,369,027	19,212,085

Money Market Funds - 4.5%
Fidelity Cash Central Fund 2.43% (g)	345,151,253	345,220,283
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)	2,242,441	2,242,665
TOTAL MONEY MARKET FUNDS
(Cost $347,459,804)		347,462,948
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $7,515,198,624)		8,017,191,302
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(266,125,336)
NET ASSETS - 100%		$7,751,065,966

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,212,085 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$39,369,027

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,736,336
Fidelity Securities Lending Cash Central Fund	48,391
Total	$3,784,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GasLog Partners LP	$56,470,872	$147,831	$--	$2,741,255	$--	$(2,844,988)	$--
Golar LNG Partners LP	54,402,660	--	--	3,282,023	--	(6,374,043)	48,028,617
Hoegh LNG Partners LP	21,914,240	--	--	1,092,608	--	49,664	21,963,904
Total	$132,787,772	$147,831	$--	$7,115,886	$--	$(9,169,367)	$69,992,521

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$855,063,672	$855,063,672	$--	$--
Consumer Discretionary	285,240,084	285,240,084	--	--
Consumer Staples	465,792,704	378,712,812	87,079,892	--
Energy	779,060,298	779,060,298	--	--
Financials	2,336,092,823	2,267,733,920	68,358,903	--
Health Care	1,291,570,671	1,199,369,109	92,201,562	--
Industrials	672,993,634	672,993,634	--	--
Information Technology	288,213,873	288,213,873	--	--
Materials	95,233,802	95,233,802	--	--
Real Estate	180,061,553	180,061,553	--	--
Utilities	401,193,155	401,193,155	--	--
Other	19,212,085	--	--	19,212,085
Money Market Funds	347,462,948	347,462,948	--	--
Total Investments in Securities:	$8,017,191,302	$7,750,338,860	$247,640,357	$19,212,085

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.7%
Switzerland	3.6%
Ireland	2.4%
Marshall Islands	2.2%
France	2.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,148,455) — See accompanying schedule: Unaffiliated issuers (cost $7,060,297,040)	$7,599,735,833
Fidelity Central Funds (cost $347,459,804)	347,462,948
Other affiliated issuers (cost $107,441,780)	69,992,521
Total Investment in Securities (cost $7,515,198,624)		$8,017,191,302
Segregated cash with brokers for derivative instruments		27,989
Restricted cash		2,076,386
Receivable for investments sold		76,133,450
Receivable for fund shares sold		113,735
Dividends receivable		7,041,658
Distributions receivable from Fidelity Central Funds		577,086
Total assets		8,103,161,606
Liabilities
Payable to custodian bank	$27,989
Payable for investments purchased	80,073,070
Payable for fund shares redeemed	269,433,430
Other payables and accrued expenses	322,011
Collateral on securities loaned	2,239,140
Total liabilities		352,095,640
Net Assets		$7,751,065,966
Net Assets consist of:
Paid in capital		$7,104,760,995
Total distributable earnings (loss)		646,304,971
Net Assets, for 594,483,793 shares outstanding		$7,751,065,966
Net Asset Value, offering price and redemption price per share ($7,751,065,966 ÷ 594,483,793 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends (including $7,115,886 earned from other affiliated issuers)		$104,255,088
Income from Fidelity Central Funds (including $48,391 from security lending)		3,784,727
Total income		108,039,815
Expenses
Custodian fees and expenses	$53,003
Independent trustees' fees and expenses	18,426
Commitment fees	10,652
Total expenses before reductions	82,081
Expense reductions	(1,623)
Total expenses after reductions		80,458
Net investment income (loss)		107,959,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,188,551
Fidelity Central Funds	(1,117)
Foreign currency transactions	(79,293)
Futures contracts	4,534,684
Total net realized gain (loss)		75,642,825
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $268,890)	361,676,501
Affiliated issuers	(9,169,367)
Assets and liabilities in foreign currencies	(20,688)
Futures contracts	(5,097,763)
Total change in net unrealized appreciation (depreciation)		347,388,683
Net gain (loss)		423,031,508
Net increase (decrease) in net assets resulting from operations		$530,990,865

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,959,357	$181,231,991
Net realized gain (loss)	75,642,825	266,026,896
Change in net unrealized appreciation (depreciation)	347,388,683	(959,923,116)
Net increase (decrease) in net assets resulting from operations	530,990,865	(512,664,229)
Distributions to shareholders	–	(488,658,856)
Share transactions
Proceeds from sales of shares	414,946,269	489,756,078
Net asset value of shares issued in exchange for the net assets of Fidelity Advisor Series Equity Value Fund (note 11)	–	1,141,600,514
Reinvestment of distributions	–	488,658,856
Cost of shares redeemed	(937,156,379)	(807,125,106)
Net increase (decrease) in net assets resulting from share transactions	(522,210,110)	1,312,890,342
Total increase (decrease) in net assets	8,780,755	311,567,257
Net Assets
Beginning of period	7,742,285,211	7,430,717,954
End of period	$7,751,065,966	$7,742,285,211
Other Information
Shares
Sold	32,975,692	37,884,354
Issued in exchange for the shares of Fidelity Advisor Series Equity Value Fund (note 11)	–	82,306,891
Issued in reinvestment of distributions	–	41,468,961
Redeemed	(73,523,722)	(61,689,584)
Net increase (decrease)	(40,548,030)	99,970,622

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Value Discovery Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.19	$13.89	$13.03	$10.83	$12.31	$11.80
Income from Investment Operations
Net investment income (loss)A	.17	.32	.31	.27	.31	.32
Net realized and unrealized gain (loss)	.68	(1.20)	1.58	2.44	(.80)	.87
Total from investment operations	.85	(.88)	1.89	2.71	(.49)	1.19
Distributions from net investment income	–	(.30)	(.25)B	(.26)	(.32)	(.28)
Distributions from net realized gain	–	(.52)	(.78)B	(.25)	(.67)	(.40)
Total distributions	–	(.82)	(1.03)	(.51)	(.99)	(.68)
Net asset value, end of period	$13.04	$12.19	$13.89	$13.03	$10.83	$12.31
Total ReturnC,D	6.97%	(6.12)%	15.05%	25.40%	(4.32)%	9.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.27%	.62%	.62%	.63%
Expenses net of fee waivers, if any	- %G,H	- %H	.27%	.62%	.62%	.63%
Expenses net of all reductions	- %G,H	- %H	.26%	.62%	.62%	.63%
Net investment income (loss)	2.72%G	2.47%	2.29%	2.21%	2.51%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$7,751,066	$7,742,285	$7,430,718	$5,063,707	$4,400,959	$4,809,405
Portfolio turnover rateI	44%G	40%J	74%K	42%	41%	38%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

Effective August 28, 2017, each Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series All-Sector Equity, Series Stock Selector Large Cap Value and Series Value Discovery, respectively.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, partnerships, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund	$2,580,243,309	$1,122,338,591	$(63,556,424)	$1,058,782,167
Fidelity Series Stock Selector Large Cap Value Fund	9,250,528,608	1,383,662,828	(340,994,094)	1,042,668,734
Fidelity Series Value Discovery Fund	7,526,597,011	883,520,612	(392,926,321)	490,594,291

Fidelity Series Value Discovery Fund elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to January 31, 2019, and ordinary losses recognized during the period January 1, 2019 to January 31, 2019. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Fidelity Series Value Discovery Fund	$(26,606,011)	$(3,291,817)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Series Value Discovery Fund (the Fund) invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $21,288,471 in this Subsidiary, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,002,839,325	1,237,754,494
Fidelity Series Stock Selector Large Cap Value Fund	3,983,187,479	4,859,843,170
Fidelity Series Value Discovery Fund	1,660,403,710	1,958,738,823

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Fidelity Series All-Sector Equity Fund	$27,857
Fidelity Series Stock Selector Large Cap Value Fund	116,335
Fidelity Series Value Discovery Fund	38,082

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$4,981
Fidelity Series Stock Selector Large Cap Value Fund	14,409
Fidelity Series Value Discovery Fund	10,652

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity Series All-Sector Equity Fund	$43
Fidelity Series Value Discovery Fund	$38

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Series Value Discovery Fund	1,623

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Prior Fiscal Year Merger Information.

On September 14, 2018, Fidelity Series Stock Selector Large Cap Value Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Stock Selector Large Cap Value Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date.

On September 21, 2018, Fidelity Series Value Discovery Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Equity Value Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date.

The reorganizations provide shareholders of each Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Combined total net assets after the acquisition are as follows:

Target Funds	Securities $	Unrealized appreciation (depreciation) $	Net Assets $
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,141,814,114	155,225,458	1,142,737,823
Fidelity Advisor Series Equity Value Fund	1,146,283,856	130,414,969	1,141,600,514

Surviving Funds	Net assets $	Total net assets after the acquisition $
Fidelity Series Stock Selector Large Cap Value Fund	10,008,538,109	11,151,275,932
Fidelity Series Value Discovery Fund	7,203,814,366	8,345,414,880

Pro forma results of operations of the combined entity for the entire period ended January 31, 2019, as though each acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Surviving Funds	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Series Stock Selector Large Cap Value Fund	254,718,097	741,150,176	(1,575,583,949)	(579,715,676)
Fidelity Series Value Discovery Fund	200,459,630	284,494,276	(998,645,857)	(513,691,951)

Because each combined investment portfolio have been managed as a single portfolio since each acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in each Surviving Fund's accompanying Statement of Operations since the respective acquisition dates.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Fidelity Series All-Sector Equity Fund	- %-C
Actual		$1,000.00	$1,099.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Stock Selector Large Cap Value Fund	- %-C
Actual		$1,000.00	$1,079.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Fidelity Series Value Discovery Fund	- %-C
Actual		$1,000.00	$1,069.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

EDT-LDT-SANN-0919
1.956974.106

Fidelity® Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Bank of America Corp.	2.7
Capital One Financial Corp.	2.6
Citigroup, Inc.	2.3
Verizon Communications, Inc.	2.3
Procter & Gamble Co.	2.1
Johnson & Johnson	2.0
McDonald's Corp.	1.9
Berkshire Hathaway, Inc. Class B	1.8
Comcast Corp. Class A	1.6
General Electric Co.	1.5
20.8

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.9
Health Care	11.9
Energy	9.0
Industrials	8.5
Consumer Staples	8.5

Asset Allocation (% of fund's net assets)

As of July 31, 2019 *
Stocks and Equity Futures	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 9.8%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	361,300	$12,302,265
Verizon Communications, Inc.	396,463	21,912,510
		34,214,775
Entertainment - 1.7%
Cinemark Holdings, Inc.	147,900	5,904,168
The Walt Disney Co.	74,385	10,637,799
		16,541,967
Media - 2.7%
Comcast Corp. Class A	349,648	15,094,304
Interpublic Group of Companies, Inc.	282,879	6,483,587
Omnicom Group, Inc.	56,085	4,499,139
		26,077,030

TOTAL COMMUNICATION SERVICES		76,833,772

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.7%
Aptiv PLC	71,440	6,261,716
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	84,640	17,835,341
Royal Caribbean Cruises Ltd.	74,140	8,625,448
		26,460,789
Household Durables - 0.7%
Lennar Corp. Class A	136,540	6,495,208
Leisure Products - 0.4%
Brunswick Corp.	82,120	4,037,019
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	58,330	5,935,078
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	33,681	6,087,841
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	137,590	4,255,659

TOTAL CONSUMER DISCRETIONARY		59,533,310

CONSUMER STAPLES - 8.5%
Beverages - 1.1%
Keurig Dr. Pepper, Inc.	87,300	2,456,622
PepsiCo, Inc.	18,700	2,390,047
The Coca-Cola Co.	98,000	5,157,740
		10,004,409
Food & Staples Retailing - 1.1%
Walmart, Inc.	95,045	10,491,067
Food Products - 2.7%
Conagra Brands, Inc.	164,000	4,734,680
Lamb Weston Holdings, Inc.	35,200	2,362,624
Mondelez International, Inc.	146,400	7,830,936
Post Holdings, Inc. (a)	28,085	3,011,274
The Kraft Heinz Co.	56,900	1,821,369
TreeHouse Foods, Inc. (a)	60,072	3,564,672
Tyson Foods, Inc. Class A	33,900	2,695,050
		26,020,605
Household Products - 2.1%
Procter & Gamble Co.	173,980	20,536,599
Tobacco - 1.5%
Altria Group, Inc.	130,600	6,147,342
Philip Morris International, Inc.	101,400	8,478,054
		14,625,396

TOTAL CONSUMER STAPLES		81,678,076

ENERGY - 9.0%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	178,200	4,524,498
Oil, Gas & Consumable Fuels - 8.5%
BP PLC sponsored ADR	249,534	9,916,481
Cenovus Energy, Inc. (Canada)	918,600	8,540,099
Cheniere Energy, Inc. (a)	155,900	10,156,885
ConocoPhillips Co.	219,800	12,985,784
Hess Corp.	99,800	6,471,032
Marathon Petroleum Corp.	121,400	6,845,746
Noble Energy, Inc.	262,200	5,789,376
Suncor Energy, Inc.	433,700	12,444,476
Valero Energy Corp.	107,400	9,155,850
		82,305,729

TOTAL ENERGY		86,830,227

FINANCIALS - 23.9%
Banks - 9.5%
Bank of America Corp.	844,100	25,896,982
Citigroup, Inc.	312,100	22,209,036
DNB ASA	126,800	2,272,773
First Horizon National Corp.	325,100	5,331,640
Huntington Bancshares, Inc.	753,900	10,743,075
KeyCorp	411,200	7,553,744
SunTrust Banks, Inc.	117,200	7,805,520
Wells Fargo & Co.	190,200	9,207,582
		91,020,352
Capital Markets - 3.0%
BlackRock, Inc. Class A	14,100	6,594,288
Cboe Global Markets, Inc.	51,000	5,574,810
E*TRADE Financial Corp.	153,800	7,503,902
Morgan Stanley	200,800	8,947,648
		28,620,648
Consumer Finance - 4.8%
Ally Financial, Inc.	132,700	4,367,157
American Express Co.	54,468	6,774,185
Capital One Financial Corp.	267,000	24,676,140
SLM Corp.	229,600	2,091,656
Synchrony Financial	235,600	8,453,328
		46,362,466
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	85,857	17,637,604
Insurance - 4.8%
American International Group, Inc.	187,870	10,518,841
Hartford Financial Services Group, Inc.	126,500	7,290,195
Marsh & McLennan Companies, Inc.	19,800	1,956,240
MetLife, Inc.	118,300	5,846,386
The Travelers Companies, Inc.	67,700	9,926,174
Willis Group Holdings PLC	57,100	11,147,062
		46,684,898

TOTAL FINANCIALS		230,325,968

HEALTH CARE - 11.9%
Biotechnology - 0.8%
Biogen, Inc. (a)	7,700	1,831,214
Gilead Sciences, Inc.	64,400	4,219,488
Regeneron Pharmaceuticals, Inc. (a)	4,000	1,219,040
		7,269,742
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	62,700	5,461,170
Becton, Dickinson & Co.	22,900	5,789,120
Boston Scientific Corp. (a)	147,200	6,250,112
Danaher Corp.	69,600	9,778,800
Medtronic PLC	82,320	8,391,701
		35,670,903
Health Care Providers & Services - 2.3%
Anthem, Inc.	21,800	6,422,498
Cigna Corp.	26,532	4,508,317
CVS Health Corp.	81,134	4,532,957
HCA Holdings, Inc.	18,400	2,456,584
Humana, Inc.	15,200	4,510,600
		22,430,956
Life Sciences Tools & Services - 0.7%
Avantor, Inc.	166,300	2,925,217
Thermo Fisher Scientific, Inc.	11,800	3,276,624
		6,201,841
Pharmaceuticals - 4.4%
Allergan PLC	30,500	4,895,250
Bristol-Myers Squibb Co.	97,800	4,343,298
Johnson & Johnson	149,185	19,426,871
Pfizer, Inc.	355,271	13,798,726
		42,464,145

TOTAL HEALTH CARE		114,037,587

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.2%
General Dynamics Corp.	14,844	2,760,093
United Technologies Corp.	65,596	8,763,626
		11,523,719
Air Freight & Logistics - 0.5%
FedEx Corp.	10,700	1,824,671
United Parcel Service, Inc. Class B	27,700	3,309,319
		5,133,990
Airlines - 0.5%
American Airlines Group, Inc.	165,018	5,034,699
Construction & Engineering - 1.0%
AECOM (a)	262,730	9,445,144
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC (a)	86,686	4,111,517
Industrial Conglomerates - 1.5%
General Electric Co.	1,375,052	14,369,293
Marine - 0.5%
A.P. Moller - Maersk A/S Series B	3,952	4,437,500
Professional Services - 0.9%
Nielsen Holdings PLC	379,278	8,784,078
Road & Rail - 1.1%
Norfolk Southern Corp.	56,458	10,790,253
Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. (a)	206,599	8,369,325

TOTAL INDUSTRIALS		81,999,518

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	127,300	1,817,844
Electronic Equipment & Components - 0.4%
SYNNEX Corp.	42,400	4,178,096
IT Services - 3.1%
Amdocs Ltd.	119,250	7,630,808
Cognizant Technology Solutions Corp. Class A	52,200	3,400,308
DXC Technology Co.	82,400	4,595,448
IBM Corp.	61,200	9,072,288
Sabre Corp.	233,800	5,496,638
		30,195,490
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	227,400	11,495,070
Software - 1.0%
Citrix Systems, Inc.	43,500	4,099,440
SS&C Technologies Holdings, Inc.	107,300	5,145,035
		9,244,475

TOTAL INFORMATION TECHNOLOGY		56,930,975

MATERIALS - 4.4%
Chemicals - 3.7%
DowDuPont, Inc.	159,747	11,527,344
Eastman Chemical Co.	30,690	2,312,492
Nutrien Ltd.	94,200	5,164,655
Olin Corp.	157,000	3,150,990
The Chemours Co. LLC	39,869	760,302
The Mosaic Co.	164,040	4,132,168
Westlake Chemical Corp.	128,035	8,651,325
		35,699,276
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	105,700	6,765,857

TOTAL MATERIALS		42,465,133

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	32,700	4,785,972
American Homes 4 Rent Class A	118,900	2,878,569
American Tower Corp.	32,400	6,856,488
Corporate Office Properties Trust (SBI)	116,700	3,258,264
Equinix, Inc.	1,900	953,990
Prologis, Inc.	107,200	8,641,392
Store Capital Corp.	67,018	2,292,686
VICI Properties, Inc.	137,600	2,936,384
Welltower, Inc.	90,400	7,514,048
Weyerhaeuser Co.	140,700	3,575,187
		43,692,980
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	156,300	3,100,992

TOTAL REAL ESTATE		46,793,972

UTILITIES - 6.5%
Electric Utilities - 5.5%
Edison International	104,300	7,774,522
Entergy Corp.	72,900	7,699,698
Evergy, Inc.	72,016	4,356,248
Exelon Corp.	185,000	8,336,100
FirstEnergy Corp.	174,300	7,663,971
NextEra Energy, Inc.	52,510	10,878,497
Vistra Energy Corp.	314,800	6,755,608
		53,464,644
Multi-Utilities - 1.0%
Sempra Energy	68,350	9,256,641

TOTAL UTILITIES		62,721,285

TOTAL COMMON STOCKS
(Cost $881,583,548)		940,149,823
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.08% to 2.38% 8/1/19 to 9/26/19 (b)
(Cost $349,775)	350,000	349,778
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 2.43% (c)
(Cost $30,320,651)	30,314,818	30,320,881
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $912,253,974)		970,820,482
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(8,658,111)
NET ASSETS - 100%		$962,162,371

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	42	Sept. 2019	$2,653,980	$(6,423)	$(6,423)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $306,778.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$405,454
Fidelity Securities Lending Cash Central Fund	1,278
Total	$406,732

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$76,833,772	$76,833,772	$--	$--
Consumer Discretionary	59,533,310	59,533,310	--	--
Consumer Staples	81,678,076	81,678,076	--	--
Energy	86,830,227	86,830,227	--	--
Financials	230,325,968	230,325,968	--	--
Health Care	114,037,587	114,037,587	--	--
Industrials	81,999,518	77,562,018	4,437,500	--
Information Technology	56,930,975	56,930,975	--	--
Materials	42,465,133	42,465,133	--	--
Real Estate	46,793,972	46,793,972	--	--
Utilities	62,721,285	62,721,285	--	--
U.S. Government and Government Agency Obligations	349,778	--	349,778	--
Money Market Funds	30,320,881	30,320,881	--	--
Total Investments in Securities:	$970,820,482	$966,033,204	$4,787,278	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,423)	$(6,423)	$--	$--
Total Liabilities	$(6,423)	$(6,423)	$--	$--
Total Derivative Instruments:	$(6,423)	$(6,423)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,423)
Total Equity Risk	0	(6,423)
Total Value of Derivatives	$0	$(6,423)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $881,933,323)	$940,499,601
Fidelity Central Funds (cost $30,320,651)	30,320,881
Total Investment in Securities (cost $912,253,974)		$970,820,482
Receivable for investments sold		7,665,881
Receivable for fund shares sold		105,512
Dividends receivable		958,911
Distributions receivable from Fidelity Central Funds		55,982
Prepaid expenses		2,393
Other receivables		13,904
Total assets		979,623,065
Liabilities
Payable to custodian bank	$10,340
Payable for investments purchased	8,325,807
Payable for fund shares redeemed	8,497,241
Accrued management fee	364,401
Distribution and service plan fees payable	15,712
Payable for daily variation margin on futures contracts	39,117
Other affiliated payables	169,958
Other payables and accrued expenses	38,118
Total liabilities		17,460,694
Net Assets		$962,162,371
Net Assets consist of:
Paid in capital		$900,003,152
Total distributable earnings (loss)		62,159,219
Net Assets		$962,162,371
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,825,937 ÷ 1,179,155 shares)(a)		$20.21
Maximum offering price per share (100/94.25 of $20.21)		$21.44
Class M:
Net Asset Value and redemption price per share ($10,004,339 ÷ 496,694 shares)(a)		$20.14
Maximum offering price per share (100/96.50 of $20.14)		$20.87
Class C:
Net Asset Value and offering price per share ($7,724,101 ÷ 392,875 shares)(a)		$19.66
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($820,243,750 ÷ 40,239,793 shares)		$20.38
Class I:
Net Asset Value, offering price and redemption price per share ($99,687,618 ÷ 4,921,880 shares)		$20.25
Class Z:
Net Asset Value, offering price and redemption price per share ($676,626 ÷ 33,351 shares)		$20.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$11,172,079
Interest		4,236
Income from Fidelity Central Funds (including $1,278 from security lending)		406,732
Total income		11,583,047
Expenses
Management fee
Basic fee	$2,600,692
Performance adjustment	(524,791)
Transfer agent fees	862,618
Distribution and service plan fees	99,671
Accounting and security lending fees	161,693
Custodian fees and expenses	11,943
Independent trustees' fees and expenses	2,256
Registration fees	39,765
Audit	26,536
Legal	2,962
Miscellaneous	3,956
Total expenses before reductions	3,287,301
Expense reductions	(28,540)
Total expenses after reductions		3,258,761
Net investment income (loss)		8,324,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,127,376
Foreign currency transactions	(198)
Futures contracts	887,722
Total net realized gain (loss)		6,014,900
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	57,561,596
Assets and liabilities in foreign currencies	(109)
Futures contracts	(6,423)
Total change in net unrealized appreciation (depreciation)		57,555,064
Net gain (loss)		63,569,964
Net increase (decrease) in net assets resulting from operations		$71,894,250

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,324,286	$15,947,572
Net realized gain (loss)	6,014,900	48,774,750
Change in net unrealized appreciation (depreciation)	57,555,064	(121,766,269)
Net increase (decrease) in net assets resulting from operations	71,894,250	(57,043,947)
Distributions to shareholders	–	(62,736,837)
Share transactions - net increase (decrease)	(59,609,445)	(87,164,437)
Total increase (decrease) in net assets	12,284,805	(206,945,221)
Net Assets
Beginning of period	949,877,566	1,156,822,787
End of period	$962,162,371	$949,877,566

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$21.26	$18.63	$15.37	$16.41	$14.72
Income from Investment Operations
Net investment income (loss)A	.14	.26	.25B	.19	.15	.15
Net realized and unrealized gain (loss)	1.27	(1.45)	2.54	3.27	(1.03)	1.65
Total from investment operations	1.41	(1.19)	2.79	3.46	(.88)	1.80
Distributions from net investment income	–	(.24)	(.16)	(.20)	(.16)	(.11)
Distributions from net realized gain	–	(1.03)	–	–	–	–
Total distributions	–	(1.27)	(.16)	(.20)	(.16)	(.11)
Net asset value, end of period	$20.21	$18.80	$21.26	$18.63	$15.37	$16.41
Total ReturnC,D,E	7.50%	(5.46)%	15.02%	22.48%	(5.40)%	12.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.96%	1.02%	1.05%	1.10%	1.07%
Expenses net of fee waivers, if any	.94%H	.96%	1.02%	1.05%	1.10%	1.07%
Expenses net of all reductions	.94%H	.95%	1.01%	1.05%	1.09%	1.07%
Net investment income (loss)	1.46%H	1.28%	1.27%B	1.10%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$23,826	$25,204	$27,297	$31,054	$24,201	$26,536
Portfolio turnover rateI	82%H	92%	90%	51%	67%	60%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$21.24	$18.61	$15.36	$16.40	$14.71
Income from Investment Operations
Net investment income (loss)A	.11	.19	.19B	.13	.10	.10
Net realized and unrealized gain (loss)	1.26	(1.44)	2.54	3.26	(1.03)	1.66
Total from investment operations	1.37	(1.25)	2.73	3.39	(.93)	1.76
Distributions from net investment income	–	(.18)	(.10)	(.14)	(.11)	(.07)
Distributions from net realized gain	–	(1.03)	–	–	–	–
Total distributions	–	(1.22)C	(.10)	(.14)	(.11)	(.07)
Net asset value, end of period	$20.14	$18.77	$21.24	$18.61	$15.36	$16.40
Total ReturnD,E,F	7.30%	(5.78)%	14.70%	22.04%	(5.71)%	11.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.28%	1.34%	1.39%	1.42%	1.39%
Expenses net of fee waivers, if any	1.25%I	1.28%	1.34%	1.39%	1.42%	1.39%
Expenses net of all reductions	1.24%I	1.27%	1.33%	1.39%	1.41%	1.39%
Net investment income (loss)	1.15%I	.96%	.95%B	.76%	.58%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$10,004	$9,542	$10,615	$10,704	$9,515	$10,469
Portfolio turnover rateJ	82%I	92%	90%	51%	67%	60%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 C Total distributions of $1.22 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.032 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.37	$20.81	$18.25	$15.09	$16.18	$14.53
Income from Investment Operations
Net investment income (loss)A	.06	.09	.08B	.05	.01	.02
Net realized and unrealized gain (loss)	1.23	(1.42)	2.49	3.18	(1.00)	1.63
Total from investment operations	1.29	(1.33)	2.57	3.23	(.99)	1.65
Distributions from net investment income	–	(.08)	(.01)	(.07)	(.10)	–
Distributions from net realized gain	–	(1.03)	–	–	–	–
Total distributions	–	(1.11)	(.01)	(.07)	(.10)	–
Net asset value, end of period	$19.66	$18.37	$20.81	$18.25	$15.09	$16.18
Total ReturnC,D,E	7.02%	(6.26)%	14.07%	21.43%	(6.13)%	11.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.79%H	1.80%	1.86%	1.88%	1.93%	1.89%
Expenses net of fee waivers, if any	1.79%H	1.80%	1.85%	1.88%	1.93%	1.89%
Expenses net of all reductions	1.78%H	1.79%	1.85%	1.87%	1.93%	1.89%
Net investment income (loss)	.61%H	.44%	.43%B	.27%	.07%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$7,724	$9,813	$10,703	$10,802	$8,956	$10,118
Portfolio turnover rateI	82%H	92%	90%	51%	67%	60%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .06%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$21.41	$18.76	$15.47	$16.51	$14.81
Income from Investment Operations
Net investment income (loss)A	.17	.32	.31B	.24	.20	.20
Net realized and unrealized gain (loss)	1.27	(1.46)	2.57	3.29	(1.03)	1.66
Total from investment operations	1.44	(1.14)	2.88	3.53	(.83)	1.86
Distributions from net investment income	–	(.29)	(.23)	(.24)	(.21)	(.16)
Distributions from net realized gain	–	(1.03)	–	–	–	–
Total distributions	–	(1.33)C	(.23)	(.24)	(.21)	(.16)
Net asset value, end of period	$20.38	$18.94	$21.41	$18.76	$15.47	$16.51
Total ReturnD,E	7.60%	(5.20)%	15.39%	22.82%	(5.10)%	12.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.67%	.73%	.77%	.81%	.78%
Expenses net of fee waivers, if any	.65%H	.67%	.73%	.77%	.81%	.78%
Expenses net of all reductions	.65%H	.66%	.72%	.76%	.80%	.78%
Net investment income (loss)	1.75%H	1.57%	1.56%B	1.38%	1.19%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$820,244	$806,342	$989,001	$703,722	$644,182	$761,542
Portfolio turnover rateI	82%H	92%	90%	51%	67%	60%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.19%.

 C Total distributions of $1.33 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $1.032 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.82	$21.28	$18.66	$15.40	$16.44	$14.74
Income from Investment Operations
Net investment income (loss)A	.17	.31	.30B	.23	.20	.20
Net realized and unrealized gain (loss)	1.26	(1.45)	2.55	3.27	(1.04)	1.66
Total from investment operations	1.43	(1.14)	2.85	3.50	(.84)	1.86
Distributions from net investment income	–	(.29)	(.23)	(.24)	(.20)	(.16)
Distributions from net realized gain	–	(1.03)	–	–	–	–
Total distributions	–	(1.32)	(.23)	(.24)	(.20)	(.16)
Net asset value, end of period	$20.25	$18.82	$21.28	$18.66	$15.40	$16.44
Total ReturnC,D	7.60%	(5.20)%	15.33%	22.72%	(5.14)%	12.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.69%	.76%	.84%	.82%	.81%
Expenses net of fee waivers, if any	.67%G	.69%	.76%	.84%	.82%	.81%
Expenses net of all reductions	.67%G	.68%	.75%	.84%	.81%	.81%
Net investment income (loss)	1.73%G	1.55%	1.53%B	1.30%	1.18%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$99,688	$98,119	$118,319	$11,273	$6,164	$9,544
Portfolio turnover rateH	82%G	92%	90%	51%	67%	60%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Large Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018A
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.30	$18.64
Income from Investment Operations
Net investment income (loss)B	.18	.34	.34C
Net realized and unrealized gain (loss)	1.27	(1.45)	2.57
Total from investment operations	1.45	(1.11)	2.91
Distributions from net investment income	–	(.32)	(.25)
Distributions from net realized gain	–	(1.03)	–
Total distributions	–	(1.35)	(.25)
Net asset value, end of period	$20.29	$18.84	$21.30
Total ReturnD,E	7.70%	(5.04)%	15.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.55%	.60%
Expenses net of fee waivers, if any	.53%H	.55%	.60%
Expenses net of all reductions	.52%H	.54%	.59%
Net investment income (loss)	1.87%H	1.70%	1.68%C
Supplemental Data
Net assets, end of period (000 omitted)	$677	$858	$888
Portfolio turnover rateI	82%H	92%	90%

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, short-term gain distributions from the Underlying funds, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,698,098
Gross unrealized depreciation	(40,316,433)
Net unrealized appreciation (depreciation)	$49,381,665
Tax cost	$921,432,394

The Fund elected to defer to its next fiscal year $3,375,815 of capital losses recognized during the Period November 1, 2018 to January 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $381,852,909 and $420,059,766, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$31,610	$828
Class M	.25%	.25%	24,746	379
Class C	.75%	.25%	43,315	5,932
			$99,671	$7,139

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,540
Class M	534
Class C(a)	635
$4,709

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$26,825.21
Class M	13,227.27
Class C	13,034.30
Stock Selector Large Cap Value	712,396.17
Class I	96,937.19
Class Z	199.05
	$862,618

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,255 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,305 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,913 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,627.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019
Distributions to shareholders
Class A	$–	$1,484,646
Class M	–	591,114
Class C	–	493,332
Stock Selector Large Cap Value	–	53,627,596
Class I	–	6,488,440
Class Z	–	51,709
Total	$–	$62,736,837

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019	Six months ended July 31, 2019	Year ended January 31, 2019
Class A
Shares sold	129,278	234,115	$2,511,545	$4,439,388
Reinvestment of distributions	–	76,506	–	1,405,420
Shares redeemed	(290,770)	(253,896)	(5,740,294)	(5,115,380)
Net increase (decrease)	(161,492)	56,725	$(3,228,749)	$729,428
Class M
Shares sold	21,495	62,410	$421,276	$1,246,554
Reinvestment of distributions	–	32,124	–	589,481
Shares redeemed	(33,178)	(86,013)	(654,240)	(1,706,074)
Net increase (decrease)	(11,683)	8,521	$(232,964)	$129,961
Class C
Shares sold	23,913	121,071	$455,928	$2,229,406
Reinvestment of distributions	–	27,181	–	488,438
Shares redeemed	(165,215)	(128,443)	(3,153,918)	(2,505,335)
Net increase (decrease)	(141,302)	19,809	$(2,697,990)	$212,509
Stock Selector Large Cap Value
Shares sold	1,658,058	4,057,401	$32,416,571	$79,972,379
Reinvestment of distributions	–	2,830,522	–	52,364,656
Shares redeemed	(3,995,920)	(10,510,704)	(79,672,525)	(212,617,692)
Net increase (decrease)	(2,337,862)	(3,622,781)	$(47,255,954)	$(80,280,657)
Class I
Shares sold	305,841	736,639	$5,928,172	$14,368,319
Reinvestment of distributions	–	335,385	–	6,164,368
Shares redeemed	(597,753)	(1,417,982)	(11,876,986)	(28,541,232)
Net increase (decrease)	(291,912)	(345,958)	$(5,948,814)	$(8,008,545)
Class Z
Shares sold	4,796	84,527	$92,597	$1,680,407
Reinvestment of distributions	–	2,600	–	47,820
Shares redeemed	(16,970)	(83,298)	(337,571)	(1,675,360)
Net increase (decrease)	(12,174)	3,829	$(244,974)	$52,867

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Class A	.94%
Actual		$1,000.00	$1,075.00	$4.84
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Class M	1.25%
Actual		$1,000.00	$1,073.00	$6.42
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class C	1.79%
Actual		$1,000.00	$1,070.20	$9.19
Hypothetical-C		$1,000.00	$1,015.92	$8.95
Stock Selector Large Cap Value	.65%
Actual		$1,000.00	$1,076.00	$3.35
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class I	.67%
Actual		$1,000.00	$1,076.00	$3.45
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class Z	.53%
Actual		$1,000.00	$1,077.00	$2.73
Hypothetical-C		$1,000.00	$1,022.17	$2.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

LCV-SANN-0919
1.900197.110

Fidelity® Mid Cap Value Fund Semi-Annual Report July 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
CBRE Group, Inc.	3.2
Ameren Corp.	3.1
Synchrony Financial	2.8
Jones Lang LaSalle, Inc.	2.7
Discover Financial Services	2.7
Tyson Foods, Inc. Class A	2.6
Best Buy Co., Inc.	2.4
Williams-Sonoma, Inc.	2.3
OGE Energy Corp.	2.3
Park Hotels & Resorts, Inc.	2.2
26.3

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	20.4
Real Estate	13.5
Utilities	11.2
Consumer Discretionary	10.2
Industrials	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 8.7%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Media - 2.3%
CBS Corp. Class B	69,453	$3,577,524
Omnicom Group, Inc.	469,759	37,684,067
		41,261,591
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 2.9%
BorgWarner, Inc.	462,645	17,487,981
Lear Corp.	278,183	35,268,041
		52,756,022
Household Durables - 2.5%
NVR, Inc. (a)	5,710	19,095,039
Toll Brothers, Inc.	687,478	24,728,584
		43,823,623
Specialty Retail - 4.8%
Best Buy Co., Inc.	558,666	42,754,709
Urban Outfitters, Inc. (a)	82,944	1,974,897
Williams-Sonoma, Inc. (b)	624,829	41,663,598
		86,393,204

TOTAL CONSUMER DISCRETIONARY		182,972,849

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 0.9%
Kroger Co.	772,090	16,337,424
Food Products - 3.8%
Ingredion, Inc.	282,577	21,840,376
Tyson Foods, Inc. Class A	583,812	46,413,054
		68,253,430
Tobacco - 0.1%
Universal Corp.	14,900	886,550

TOTAL CONSUMER STAPLES		85,477,404

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	181,936	22,398,141
ConocoPhillips Co.	281,649	16,639,823
Devon Energy Corp.	541,935	14,632,245
HollyFrontier Corp.	765,965	38,122,078
Occidental Petroleum Corp.	117,456	6,032,540
		97,824,827
FINANCIALS - 20.4%
Banks - 6.4%
Citizens Financial Group, Inc.	310,890	11,583,761
KeyCorp	1,307,113	24,011,666
M&T Bank Corp.	186,864	30,692,412
PacWest Bancorp	318,902	12,319,184
Popular, Inc.	284,370	16,368,337
Western Alliance Bancorp.	381,898	18,881,037
		113,856,397
Capital Markets - 4.8%
Franklin Resources, Inc. (b)	367,096	11,978,342
Invesco Ltd. (b)	1,205,745	23,138,247
Lazard Ltd. Class A	1,024,388	39,654,059
State Street Corp.	200,476	11,645,651
		86,416,299
Consumer Finance - 6.0%
Capital One Financial Corp.	108,309	10,009,918
Discover Financial Services	530,230	47,582,840
Synchrony Financial	1,398,635	50,183,024
		107,775,782
Insurance - 2.8%
Allstate Corp.	45,469	4,883,371
American National Insurance Co.	18,000	2,178,360
Hartford Financial Services Group, Inc.	493,208	28,423,577
MetLife, Inc.	89,600	4,428,032
Old Republic International Corp.	402,382	9,178,333
		49,091,673
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	76,654	3,538,349
MGIC Investment Corp.	317,500	4,079,875
		7,618,224

TOTAL FINANCIALS		364,758,375

HEALTH CARE - 6.7%
Biotechnology - 0.6%
Amgen, Inc.	33,738	6,294,836
Celgene Corp. (a)	49,400	4,537,884
		10,832,720
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	37,444	3,263,245
Laboratory Corp. of America Holdings (a)	235,179	39,397,186
Quest Diagnostics, Inc.	153,696	15,689,288
Universal Health Services, Inc. Class B	120,270	18,143,932
		76,493,651
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	204,800	9,095,168
Jazz Pharmaceuticals PLC (a)	160,745	22,404,638
		31,499,806

TOTAL HEALTH CARE		118,826,177

INDUSTRIALS - 9.4%
Commercial Services & Supplies - 0.2%
Deluxe Corp.	84,300	3,761,466
Electrical Equipment - 2.6%
Acuity Brands, Inc. (b)	174,912	23,476,689
Eaton Corp. PLC	71,652	5,889,078
Regal Beloit Corp.	201,907	16,075,835
		45,441,602
Machinery - 5.3%
Allison Transmission Holdings, Inc.	136,305	6,263,215
Crane Co.	121,831	10,197,255
Cummins, Inc.	232,585	38,143,940
Oshkosh Corp.	206,518	17,258,709
Parker Hannifin Corp.	132,309	23,164,660
		95,027,779
Professional Services - 0.4%
Manpower, Inc.	83,644	7,640,879
Trading Companies & Distributors - 0.9%
BMC Stock Holdings, Inc. (a)	42,300	894,645
HD Supply Holdings, Inc. (a)	16,200	656,262
MSC Industrial Direct Co., Inc. Class A	210,683	14,969,027
		16,519,934

TOTAL INDUSTRIALS		168,391,660

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.2%
F5 Networks, Inc. (a)	144,879	21,256,647
Electronic Equipment & Components - 1.0%
Avnet, Inc.	258,126	11,724,083
TE Connectivity Ltd.	72,151	6,666,752
		18,390,835
IT Services - 3.7%
Amdocs Ltd.	527,185	33,734,568
DXC Technology Co.	559,361	31,195,563
Sykes Enterprises, Inc. (a)	32,400	916,596
		65,846,727
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp.	73,977	15,432,342
ON Semiconductor Corp. (a)	690,085	14,843,728
		30,276,070

TOTAL INFORMATION TECHNOLOGY		135,770,279

MATERIALS - 5.5%
Chemicals - 2.0%
Huntsman Corp.	1,702,841	34,993,383
Metals & Mining - 2.7%
Nucor Corp.	195,394	10,625,526
Reliance Steel & Aluminum Co.	361,158	36,097,742
Ternium SA sponsored ADR	47,068	994,547
		47,717,815
Paper & Forest Products - 0.8%
Domtar Corp.	151,398	6,426,845
Louisiana-Pacific Corp.	321,488	8,403,696
		14,830,541

TOTAL MATERIALS		97,541,739

REAL ESTATE - 13.5%
Equity Real Estate Investment Trusts (REITs) - 7.6%
Apple Hospitality (REIT), Inc.	2,253,590	35,403,899
Brixmor Property Group, Inc.	2,075,167	39,386,670
Park Hotels & Resorts, Inc.	1,520,725	40,162,347
Simon Property Group, Inc.	134,430	21,804,546
		136,757,462
Real Estate Management & Development - 5.9%
CBRE Group, Inc. (a)	1,061,748	56,283,261
Jones Lang LaSalle, Inc.	336,414	49,012,156
		105,295,417

TOTAL REAL ESTATE		242,052,879

UTILITIES - 11.2%
Electric Utilities - 3.2%
Exelon Corp.	370,750	16,705,995
OGE Energy Corp.	946,529	40,653,421
		57,359,416
Gas Utilities - 1.8%
National Fuel Gas Co.	206,248	9,846,280
UGI Corp.	423,072	21,614,748
		31,461,028
Independent Power and Renewable Electricity Producers - 1.3%
NRG Energy, Inc.	707,732	24,161,970
Multi-Utilities - 4.9%
Ameren Corp.	730,682	55,305,321
MDU Resources Group, Inc.	1,224,100	32,732,434
		88,037,755

TOTAL UTILITIES		201,020,169

TOTAL COMMON STOCKS
(Cost $1,697,231,922)		1,735,897,949

Money Market Funds - 7.2%
Fidelity Cash Central Fund 2.43% (c)	45,252,326	45,261,376
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	83,427,427	83,435,770
TOTAL MONEY MARKET FUNDS
(Cost $128,697,146)		128,697,146
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $1,825,929,068)		1,864,595,095
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(76,482,831)
NET ASSETS - 100%		$1,788,112,264

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$455,583
Fidelity Securities Lending Cash Central Fund	44,837
Total	$500,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,537,682) — See accompanying schedule: Unaffiliated issuers (cost $1,697,231,922)	$1,735,897,949
Fidelity Central Funds (cost $128,697,146)	128,697,146
Total Investment in Securities (cost $1,825,929,068)		$1,864,595,095
Receivable for investments sold		24,116,965
Receivable for fund shares sold		383,104
Dividends receivable		881,911
Distributions receivable from Fidelity Central Funds		85,701
Prepaid expenses		4,257
Other receivables		55,297
Total assets		1,890,122,330
Liabilities
Payable for investments purchased	$14,476,105
Payable for fund shares redeemed	3,251,530
Accrued management fee	386,215
Distribution and service plan fees payable	106,868
Other affiliated payables	327,144
Other payables and accrued expenses	33,360
Collateral on securities loaned	83,428,844
Total liabilities		102,010,066
Net Assets		$1,788,112,264
Net Assets consist of:
Paid in capital		$1,849,785,437
Total distributable earnings (loss)		(61,673,173)
Net Assets		$1,788,112,264
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($158,571,859 ÷ 7,341,041 shares)(a)		$21.60
Maximum offering price per share (100/94.25 of $21.60)		$22.92
Class M:
Net Asset Value and redemption price per share ($37,649,800 ÷ 1,753,212 shares)(a)		$21.47
Maximum offering price per share (100/96.50 of $21.47)		$22.25
Class C:
Net Asset Value and offering price per share ($68,039,496 ÷ 3,274,410 shares)(a)		$20.78
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($1,330,054,095 ÷ 60,576,232 shares)		$21.96
Class I:
Net Asset Value, offering price and redemption price per share ($160,758,161 ÷ 7,389,785 shares)		$21.75
Class Z:
Net Asset Value, offering price and redemption price per share ($33,038,853 ÷ 1,519,182 shares)		$21.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$22,539,277
Income from Fidelity Central Funds (including $44,837 from security lending)		500,420
Total income		23,039,697
Expenses
Management fee
Basic fee	$5,138,451
Performance adjustment	(2,844,882)
Transfer agent fees	1,775,694
Distribution and service plan fees	690,847
Accounting and security lending fees	294,893
Custodian fees and expenses	6,357
Independent trustees' fees and expenses	4,593
Registration fees	51,466
Audit	31,668
Legal	4,652
Interest	3,880
Miscellaneous	9,498
Total expenses before reductions	5,167,117
Expense reductions	(110,022)
Total expenses after reductions		5,057,095
Net investment income (loss)		17,982,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,908,776)
Fidelity Central Funds	265
Total net realized gain (loss)		(53,908,511)
Change in net unrealized appreciation (depreciation) on investment securities		101,392,414
Net gain (loss)		47,483,903
Net increase (decrease) in net assets resulting from operations		$65,466,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,982,602	$48,954,890
Net realized gain (loss)	(53,908,511)	88,477,569
Change in net unrealized appreciation (depreciation)	101,392,414	(459,352,496)
Net increase (decrease) in net assets resulting from operations	65,466,505	(321,920,037)
Distributions to shareholders	–	(293,130,399)
Share transactions - net increase (decrease)	(314,487,753)	(576,020,015)
Total increase (decrease) in net assets	(249,021,248)	(1,191,070,451)
Net Assets
Beginning of period	2,037,133,512	3,228,203,963
End of period	$1,788,112,264	$2,037,133,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.91	$26.62	$24.94	$20.52	$23.90	$21.78
Income from Investment Operations
Net investment income (loss)A	.18	.39	.44B	.29	.29	.24
Net realized and unrealized gain (loss)	.51	(3.35)	3.54	4.40	(2.57)	3.45
Total from investment operations	.69	(2.96)	3.98	4.69	(2.28)	3.69
Distributions from net investment income	–	(.40)	(.43)	(.27)	(.28)	(.17)
Distributions from net realized gain	–	(2.35)	(1.87)	–	(.82)	(1.40)
Total distributions	–	(2.75)	(2.30)	(.27)	(1.10)	(1.57)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$21.60	$20.91	$26.62	$24.94	$20.52	$23.90
Total ReturnD,E,F	3.30%	(11.23)%	16.13%	22.87%	(9.83)%	17.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.82%	.98%	1.01%	1.14%	1.15%
Expenses net of fee waivers, if any	.76%I	.82%	.98%	1.01%	1.14%	1.15%
Expenses net of all reductions	.75%I	.81%	.97%	1.00%	1.14%	1.15%
Net investment income (loss)	1.66%I	1.66%	1.67%B	1.25%	1.21%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$158,572	$173,538	$255,907	$299,124	$277,462	$171,263
Portfolio turnover rateJ	82%I,K	80%K	138%K	83%	83%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.82	$26.51	$24.84	$20.46	$23.81	$21.70
Income from Investment Operations
Net investment income (loss)A	.15	.32	.36B	.22	.22	.17
Net realized and unrealized gain (loss)	.50	(3.33)	3.54	4.38	(2.54)	3.44
Total from investment operations	.65	(3.01)	3.90	4.60	(2.32)	3.61
Distributions from net investment income	–	(.33)	(.35)	(.22)	(.21)	(.10)
Distributions from net realized gain	–	(2.35)	(1.87)	–	(.82)	(1.40)
Total distributions	–	(2.68)	(2.23)C	(.22)	(1.03)	(1.50)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$21.47	$20.82	$26.51	$24.84	$20.46	$23.81
Total ReturnE,F,G	3.12%	(11.48)%	15.84%	22.48%	(10.04)%	16.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.10%	1.25%	1.29%	1.42%	1.44%
Expenses net of fee waivers, if any	1.03%J	1.10%	1.25%	1.29%	1.42%	1.44%
Expenses net of all reductions	1.02%J	1.09%	1.24%	1.29%	1.42%	1.44%
Net investment income (loss)	1.39%J	1.39%	1.40%B	.96%	.93%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$37,650	$41,540	$57,807	$60,761	$46,084	$40,752
Portfolio turnover rateK	82%J,L	80%L	138%L	83%	83%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

 C Total distributions of $2.23 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.873 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.19	$25.76	$24.22	$19.95	$23.30	$21.31
Income from Investment Operations
Net investment income (loss)A	.09	.21	.23B	.11	.11	.07
Net realized and unrealized gain (loss)	.50	(3.23)	3.43	4.27	(2.49)	3.37
Total from investment operations	.59	(3.02)	3.66	4.38	(2.38)	3.44
Distributions from net investment income	–	(.20)	(.25)	(.11)	(.15)	(.06)
Distributions from net realized gain	–	(2.35)	(1.87)	–	(.81)	(1.39)
Total distributions	–	(2.55)	(2.12)	(.11)	(.97)C	(1.45)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$20.78	$20.19	$25.76	$24.22	$19.95	$23.30
Total ReturnE,F,G	2.92%	(11.89)%	15.28%	21.97%	(10.52)%	16.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.51%J	1.56%	1.72%	1.76%	1.89%	1.89%
Expenses net of fee waivers, if any	1.51%J	1.56%	1.72%	1.76%	1.89%	1.89%
Expenses net of all reductions	1.50%J	1.55%	1.71%	1.75%	1.88%	1.89%
Net investment income (loss)	.92%J	.92%	.93%B	.50%	.47%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$68,039	$85,519	$138,506	$144,503	$130,636	$71,263
Portfolio turnover rateK	82%J,L	80%L	138%L	83%	83%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .44%.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.23	$26.99	$25.24	$20.76	$24.15	$21.96
Income from Investment Operations
Net investment income (loss)A	.21	.47	.52B	.35	.36	.32
Net realized and unrealized gain (loss)	.52	(3.41)	3.60	4.46	(2.60)	3.49
Total from investment operations	.73	(2.94)	4.12	4.81	(2.24)	3.81
Distributions from net investment income	–	(.47)	(.50)	(.33)	(.33)	(.22)
Distributions from net realized gain	–	(2.35)	(1.87)	–	(.82)	(1.40)
Total distributions	–	(2.82)	(2.37)	(.33)	(1.15)	(1.62)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$21.96	$21.23	$26.99	$25.24	$20.76	$24.15
Total ReturnD,E	3.44%	(10.97)%	16.51%	23.19%	(9.58)%	17.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.53%	.69%	.73%	.86%	.83%
Expenses net of fee waivers, if any	.46%H	.53%	.69%	.73%	.85%	.83%
Expenses net of all reductions	.45%H	.52%	.68%	.72%	.85%	.83%
Net investment income (loss)	1.96%H	1.96%	1.96%B	1.53%	1.50%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,330,054	$1,456,510	$2,332,143	$2,426,359	$2,331,665	$2,691,765
Portfolio turnover rateI	82%H,J	80%J	138%J	83%	83%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.03	$26.77	$25.05	$20.61	$24.00	$21.84
Income from Investment Operations
Net investment income (loss)A	.21	.46	.51B	.35	.35	.32
Net realized and unrealized gain (loss)	.51	(3.38)	3.58	4.43	(2.58)	3.47
Total from investment operations	.72	(2.92)	4.09	4.78	(2.23)	3.79
Distributions from net investment income	–	(.47)	(.50)	(.34)	(.34)	(.23)
Distributions from net realized gain	–	(2.35)	(1.87)	–	(.82)	(1.40)
Total distributions	–	(2.82)	(2.37)	(.34)	(1.16)	(1.63)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$21.75	$21.03	$26.77	$25.05	$20.61	$24.00
Total ReturnD,E	3.42%	(10.99)%	16.52%	23.19%	(9.60)%	17.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.53%	.69%	.73%	.87%	.85%
Expenses net of fee waivers, if any	.46%H	.53%	.69%	.73%	.86%	.85%
Expenses net of all reductions	.45%H	.52%	.68%	.73%	.86%	.85%
Net investment income (loss)	1.96%H	1.95%	1.95%B	1.53%	1.49%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$160,758	$244,054	$410,868	$363,949	$261,686	$148,390
Portfolio turnover rateI	82%H,J	80%J	138%J	83%	83%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Value Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018A
Selected Per–Share Data
Net asset value, beginning of period	$21.01	$26.76	$25.03
Income from Investment Operations
Net investment income (loss)B	.22	.49	.56C
Net realized and unrealized gain (loss)	.52	(3.38)	3.59
Total from investment operations	.74	(2.89)	4.15
Distributions from net investment income	–	(.51)	(.54)
Distributions from net realized gain	–	(2.35)	(1.87)
Total distributions	–	(2.86)	(2.42)D
Net asset value, end of period	$21.75	$21.01	$26.76
Total ReturnE,F	3.52%	(10.86)%	16.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.33%I	.40%	.56%
Expenses net of fee waivers, if any	.33%I	.40%	.56%
Expenses net of all reductions	.32%I	.39%	.55%
Net investment income (loss)	2.10%I	2.09%	2.09%C
Supplemental Data
Net assets, end of period (000 omitted)	$33,039	$35,972	$32,974
Portfolio turnover rateJ	82%I,K	80%K	138%K

 A For the period February 1, 2017 (commencement of sale of shares) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.60%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.542 and distributions from net realized gain of $1.873 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$167,349,552
Gross unrealized depreciation	(131,454,481)
Net unrealized appreciation (depreciation)	$35,895,071
Tax cost	$1,828,700,024

The Fund elected to defer to its next fiscal year approximately $58,354,138 of capital losses recognized during the period November 1, 2018 to January 31, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $768,509,528 and $1,096,034,523, respectively.

Unaffiliated Redemptions In-Kind. During the period, 194,515 shares of the Fund were redeemed in-kind for investments and cash with a value of $4,294,711. The net realized gain of $592,150 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 876,174 shares of the Fund were redeemed in-kind for investments and cash with a value of $21,501,311. The Fund had a net realized gain of $2,657,810 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Mid Cap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$209,802	$5,802
Class M	.25%	.25%	99,644	1,495
Class C	.75%	.25%	381,401	22,927
			$690,847	$30,224

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$18,097
Class M	1,603
Class C(a)	2,446
$22,146

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$192,914.23
Class M	49,715.25
Class C	84,005.22
Mid Cap Value	1,260,495.18
Class I	180,733.18
Class Z	7,832.05
	$1,775,694

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $38,462 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$17,411,000	2.67%	$3,880

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,649 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,158. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,284 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $102,115 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,907.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019
Distributions to shareholders
Class A	$–	$24,177,514
Class M	–	5,348,381
Class C	–	12,076,102
Mid Cap Value	–	210,242,141
Class I	–	36,984,577
Class Z	–	4,301,684
Total	$–	$293,130,399

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019	Six months ended July 31, 2019	Year ended January 31, 2019
Class A
Shares sold	596,915	1,111,101	$12,660,650	$26,179,746
Reinvestment of distributions	–	1,090,741	–	23,882,423
Shares redeemed	(1,553,195)	(3,516,152)	(33,026,636)	(80,987,072)
Net increase (decrease)	(956,280)	(1,314,310)	$(20,365,986)	$(30,924,903)
Class M
Shares sold	79,210	328,890	$1,679,094	$7,376,153
Reinvestment of distributions	–	242,648	–	5,307,008
Shares redeemed	(321,117)	(757,165)	(6,822,880)	(17,585,718)
Net increase (decrease)	(241,907)	(185,627)	$(5,143,786)	$(4,902,557)
Class C
Shares sold	81,021	352,125	$1,670,046	$7,860,127
Reinvestment of distributions	–	545,524	–	11,655,287
Shares redeemed	(1,041,507)	(2,039,444)	(21,374,044)	(45,351,086)
Net increase (decrease)	(960,486)	(1,141,795)	$(19,703,998)	$(25,835,672)
Mid Cap Value
Shares sold	1,509,718	5,324,150	$32,710,576	$126,674,668
Reinvestment of distributions	–	9,003,439	–	200,688,042
Shares redeemed	(9,546,751)(a)	(32,131,599)(b)	(207,324,780)(a)	(765,003,490)(b)
Net increase (decrease)	(8,037,033)	(17,804,010)	$(174,614,204)	$(437,640,780)
Class I
Shares sold	878,288	3,178,396	$18,831,893	$75,426,021
Reinvestment of distributions	–	1,607,734	–	35,521,968
Shares redeemed	(5,092,571)	(8,532,865)	(109,269,015)	(198,881,148)
Net increase (decrease)	(4,214,283)	(3,746,735)	$(90,437,122)	$(87,933,159)
Class Z
Shares sold	354,145	1,511,067	$7,531,335	$35,624,073
Reinvestment of distributions	–	159,287	–	3,423,612
Shares redeemed	(546,959)	(1,190,688)	(11,753,992)	(27,830,629)
Net increase (decrease)	(192,814)	479,666	$(4,222,657)	$11,217,056

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Class A	.76%
Actual		$1,000.00	$1,033.00	$3.83
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	1.03%
Actual		$1,000.00	$1,031.20	$5.19
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class C	1.51%
Actual		$1,000.00	$1,029.20	$7.60
Hypothetical-C		$1,000.00	$1,017.31	$7.55
Mid Cap Value	.46%
Actual		$1,000.00	$1,034.40	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.46%
Actual		$1,000.00	$1,034.20	$2.32
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class Z	.33%
Actual		$1,000.00	$1,035.20	$1.67
Hypothetical-C		$1,000.00	$1,023.16	$1.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

MCV-SANN-0919
1.900183.110

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Value Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
Sempra Energy	4.0
FirstEnergy Corp.	3.2
CubeSmart	2.3
Equity Lifestyle Properties, Inc.	2.1
Capital One Financial Corp.	2.0
SunTrust Banks, Inc.	2.0
Equinix, Inc.	1.9
National Retail Properties, Inc.	1.9
U.S. Bancorp	1.9
Westlake Chemical Corp.	1.9
23.2

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	20.0
Real Estate	13.1
Industrials	12.8
Consumer Discretionary	9.2
Utilities	8.6

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	100.6%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.6)%

 * Foreign investments - 12.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
GCI Liberty, Inc. (a)	1,050	$62,717
Media - 2.0%
Liberty Global PLC Class C (a)	1,848	48,122
Nexstar Broadcasting Group, Inc. Class A	568	57,805
		105,927

TOTAL COMMUNICATION SERVICES		168,644

CONSUMER DISCRETIONARY - 9.2%
Distributors - 1.1%
LKQ Corp. (a)	2,032	54,722
Hotels, Restaurants & Leisure - 1.5%
Eldorado Resorts, Inc. (a)	930	41,962
The Stars Group, Inc. (a)	2,305	35,843
		77,805
Household Durables - 1.1%
Mohawk Industries, Inc. (a)	443	55,238
Internet & Direct Marketing Retail - 2.1%
eBay, Inc.	1,752	72,165
Liberty Interactive Corp. QVC Group Series A (a)	2,658	37,584
		109,749
Leisure Products - 0.8%
Mattel, Inc. (a)	2,958	43,187
Specialty Retail - 0.9%
Lowe's Companies, Inc.	468	47,455
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	1,397	49,719
PVH Corp.	457	40,636
		90,355

TOTAL CONSUMER DISCRETIONARY		478,511

CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 1.4%
U.S. Foods Holding Corp. (a)	2,072	73,287
Food Products - 3.2%
Conagra Brands, Inc.	3,044	87,880
Darling International, Inc. (a)	3,949	80,283
		168,163
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	1,075	53,868
Tobacco - 1.1%
Altria Group, Inc.	1,182	55,637

TOTAL CONSUMER STAPLES		350,955

ENERGY - 7.1%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	1,569	39,837
Oil, Gas & Consumable Fuels - 6.3%
Cheniere Energy, Inc. (a)	1,171	76,291
Encana Corp. (Toronto)	8,878	40,562
Hess Corp.	1,155	74,890
Noble Energy, Inc.	3,408	75,249
Valero Energy Corp.	756	64,449
		331,441

TOTAL ENERGY		371,278

FINANCIALS - 20.0%
Banks - 3.9%
SunTrust Banks, Inc.	1,552	103,363
U.S. Bancorp	1,761	100,641
		204,004
Capital Markets - 7.8%
Ameriprise Financial, Inc.	556	80,904
Apollo Global Management LLC Class A	2,027	66,891
Lazard Ltd. Class A	789	30,542
LPL Financial	927	77,747
Northern Trust Corp.	732	71,736
The Blackstone Group LP	1,673	80,271
		408,091
Consumer Finance - 5.3%
Capital One Financial Corp.	1,145	105,821
OneMain Holdings, Inc.	1,207	50,030
SLM Corp.	5,669	51,645
Synchrony Financial	1,947	69,858
		277,354
Insurance - 3.0%
American International Group, Inc.	1,357	75,978
Chubb Ltd.	515	78,713
		154,691

TOTAL FINANCIALS		1,044,140

HEALTH CARE - 4.9%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	378	42,824
Health Care Providers & Services - 2.9%
Centene Corp. (a)	817	42,558
Cigna Corp.	357	60,661
Humana, Inc.	158	46,887
		150,106
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	463	64,533

TOTAL HEALTH CARE		257,463

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.1%
General Dynamics Corp.	232	43,138
Huntington Ingalls Industries, Inc.	287	65,522
		108,660
Airlines - 0.9%
American Airlines Group, Inc.	1,502	45,826
Commercial Services & Supplies - 1.4%
The Brink's Co.	790	71,226
Construction & Engineering - 2.3%
AECOM (a)	1,842	66,220
Williams Scotsman Corp. (a)	3,270	52,058
		118,278
Road & Rail - 1.4%
Knight-Swift Transportation Holdings, Inc. Class A	1,084	38,851
Ryder System, Inc.	677	36,057
		74,908
Trading Companies & Distributors - 4.7%
AerCap Holdings NV (a)	1,364	74,379
Ashtead Group PLC	1,325	36,626
Fortress Transportation & Infrastructure Investors LLC	2,062	30,848
HD Supply Holdings, Inc. (a)	1,284	52,015
Univar, Inc. (a)	2,482	54,902
		248,770

TOTAL INDUSTRIALS		667,668

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	3,553	50,737
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	2,937	32,748
Jabil, Inc.	804	24,828
		57,576
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A	790	51,461
Conduent, Inc. (a)	4,190	38,129
DXC Technology Co.	1,434	79,974
		169,564
Semiconductors & Semiconductor Equipment - 1.8%
Marvell Technology Group Ltd.	1,503	39,469
NXP Semiconductors NV	508	52,522
		91,991
Software - 0.9%
Micro Focus International PLC	2,268	47,773

TOTAL INFORMATION TECHNOLOGY		417,641

MATERIALS - 7.0%
Chemicals - 5.4%
CF Industries Holdings, Inc.	967	47,925
DowDuPont, Inc.	967	69,779
The Mosaic Co.	2,650	66,754
Westlake Chemical Corp.	1,458	98,517
		282,975
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	1,240	79,372

TOTAL MATERIALS		362,347

REAL ESTATE - 13.1%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Tower Corp.	463	97,980
CubeSmart	3,457	117,365
Douglas Emmett, Inc.	1,790	73,068
Equinix, Inc.	201	100,922
Equity Lifestyle Properties, Inc.	877	108,967
National Retail Properties, Inc.	1,931	100,875
		599,177
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	1,324	70,185
Howard Hughes Corp. (a)	121	16,335
		86,520

TOTAL REAL ESTATE		685,697

UTILITIES - 8.6%
Electric Utilities - 4.6%
FirstEnergy Corp.	3,842	168,933
Vistra Energy Corp.	3,247	69,681
		238,614
Multi-Utilities - 4.0%
Sempra Energy	1,566	212,080

TOTAL UTILITIES		450,694

TOTAL COMMON STOCKS
(Cost $5,079,221)		5,255,038

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.43% (b)
(Cost $20,323)	20,319	20,323
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $5,099,544)		5,275,361
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(50,782)
NET ASSETS - 100%		$5,224,579

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$591
Total	$591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$168,644	$168,644	$--	$--
Consumer Discretionary	478,511	478,511	--	--
Consumer Staples	350,955	350,955	--	--
Energy	371,278	371,278	--	--
Financials	1,044,140	1,044,140	--	--
Health Care	257,463	257,463	--	--
Industrials	667,668	667,668	--	--
Information Technology	417,641	369,868	47,773	--
Materials	362,347	362,347	--	--
Real Estate	685,697	685,697	--	--
Utilities	450,694	450,694	--	--
Money Market Funds	20,323	20,323	--	--
Total Investments in Securities:	$5,275,361	$5,227,588	$47,773	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	2.5%
Netherlands	2.4%
Switzerland	1.5%
Canada	1.5%
Bermuda	1.4%
Ireland	1.2%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,079,221)	$5,255,038
Fidelity Central Funds (cost $20,323)	20,323
Total Investment in Securities (cost $5,099,544)		$5,275,361
Foreign currency held at value (cost $142)		139
Receivable for fund shares sold		4,900
Dividends receivable		3,316
Distributions receivable from Fidelity Central Funds		258
Total assets		5,283,974
Liabilities
Payable to custodian bank	$59,099
Payable for fund shares redeemed	296
Total liabilities		59,395
Net Assets		$5,224,579
Net Assets consist of:
Paid in capital		$5,097,303
Total distributable earnings (loss)		127,276
Net Assets, for 497,830 shares outstanding		$5,224,579
Net Asset Value, offering price and redemption price per share ($5,224,579 ÷ 497,830 shares)		$10.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$41,424
Income from Fidelity Central Funds		591
Total income		42,015
Expenses
Independent trustees' fees and expenses	$7
Commitment fees	4
Total expenses		11
Net investment income (loss)		42,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,418
Foreign currency transactions	(24)
Futures contracts	485
Total net realized gain (loss)		22,879
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	275,716
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		275,693
Net gain (loss)		298,572
Net increase (decrease) in net assets resulting from operations		$340,576

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,004	$62,629
Net realized gain (loss)	22,879	16,015
Change in net unrealized appreciation (depreciation)	275,693	(338,241)
Net increase (decrease) in net assets resulting from operations	340,576	(259,597)
Distributions to shareholders	–	(192,570)
Share transactions
Proceeds from sales of shares	2,658,032	2,556,315
Reinvestment of distributions	–	192,570
Cost of shares redeemed	(495,041)	(2,444,930)
Net increase (decrease) in net assets resulting from share transactions	2,162,991	303,955
Total increase (decrease) in net assets	2,503,567	(148,212)
Net Assets
Beginning of period	2,721,012	2,869,224
End of period	$5,224,579	$2,721,012
Other Information
Shares
Sold	259,854	240,625
Issued in reinvestment of distributions	–	20,748
Redeemed	(48,269)	(232,742)
Net increase (decrease)	211,585	28,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$11.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.20	.17
Net realized and unrealized gain (loss)	.85	(1.18)	1.10
Total from investment operations	.98	(.98)	1.27
Distributions from net investment income	–	(.21)	(.10)
Distributions from net realized gain	–	(.44)	(.03)
Total distributions	–	(.65)	(.13)
Net asset value, end of period	$10.49	$9.51	$11.14
Total ReturnC	10.30%	(8.60)%	12.72%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	2.51%G	1.88%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,225	$2,721	$2,869
Portfolio turnover rateH	105%G	218%	137%G

 A For the period March 8, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Flex Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$395,420
Gross unrealized depreciation	(250,562)
Net unrealized appreciation (depreciation)	$144,858
Tax cost	$5,130,503

The Fund elected to defer to its next fiscal year approximately $69,181 of capital losses recognized during the period November 1, 2018 to January 31, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,994,220 and $1,713,556, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $46 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	- %C	$1,000.00	$1,103.00	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZMV-SANN-0919
1.9881566.102

Fidelity® Mid Cap Value K6 Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
CBRE Group, Inc.	2.9
Ameren Corp.	2.9
Jones Lang LaSalle, Inc.	2.7
Synchrony Financial	2.6
Discover Financial Services	2.5
Tyson Foods, Inc. Class A	2.4
Best Buy Co., Inc.	2.2
Williams-Sonoma, Inc.	2.2
Lazard Ltd. Class A	2.1
OGE Energy Corp.	2.1
24.6

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	19.3
Real Estate	12.8
Utilities	11.0
Consumer Discretionary	9.6
Industrials	9.0

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	93.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 8.0%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Media - 2.2%
CBS Corp. Class B	1,947	$100,290
Omnicom Group, Inc.	12,604	1,011,093
		1,111,383
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 2.8%
BorgWarner, Inc.	12,506	472,727
Lear Corp.	7,460	945,779
		1,418,506
Household Durables - 2.3%
NVR, Inc. (a)	157	525,030
Toll Brothers, Inc.	18,444	663,431
		1,188,461
Specialty Retail - 4.5%
Best Buy Co., Inc.	14,991	1,147,261
Urban Outfitters, Inc. (a)	2,356	56,096
Williams-Sonoma, Inc. (b)	16,818	1,121,424
		2,324,781

TOTAL CONSUMER DISCRETIONARY		4,931,748

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.9%
Kroger Co.	20,810	440,340
Food Products - 3.6%
Ingredion, Inc.	7,584	586,167
Tyson Foods, Inc. Class A	15,666	1,245,447
		1,831,614
Tobacco - 0.0%
Universal Corp.	400	23,800

TOTAL CONSUMER STAPLES		2,295,754

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	5,064	623,429
ConocoPhillips Co.	7,851	463,837
Devon Energy Corp.	14,602	394,254
HollyFrontier Corp.	20,662	1,028,348
Occidental Petroleum Corp.	3,142	161,373
		2,671,241
FINANCIALS - 19.3%
Banks - 6.1%
Citizens Financial Group, Inc.	8,810	328,261
KeyCorp	35,291	648,296
M&T Bank Corp.	5,323	874,303
PacWest Bancorp	8,560	330,673
Popular, Inc.	8,098	466,121
Western Alliance Bancorp.	10,565	522,334
		3,169,988
Capital Markets - 4.6%
Franklin Resources, Inc.	9,852	321,471
Invesco Ltd. (b)	32,354	620,873
Lazard Ltd. Class A	28,479	1,102,422
State Street Corp.	5,724	332,507
		2,377,273
Consumer Finance - 5.7%
Capital One Financial Corp.	3,124	288,720
Discover Financial Services	14,227	1,276,731
Synchrony Financial	37,800	1,356,264
		2,921,715
Insurance - 2.6%
Allstate Corp.	1,231	132,209
American National Insurance Co.	500	60,510
Hartford Financial Services Group, Inc.	13,232	762,560
MetLife, Inc.	2,600	128,492
Old Republic International Corp.	11,418	260,445
		1,344,216
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	472	21,788
MGIC Investment Corp.	9,100	116,935
		138,723

TOTAL FINANCIALS		9,951,915

HEALTH CARE - 6.3%
Biotechnology - 0.6%
Amgen, Inc.	962	179,490
Celgene Corp. (a)	1,400	128,604
		308,094
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	1,056	92,030
Laboratory Corp. of America Holdings (a)	6,310	1,057,051
Quest Diagnostics, Inc.	4,304	439,352
Universal Health Services, Inc. Class B	3,386	510,812
		2,099,245
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	5,800	257,578
Jazz Pharmaceuticals PLC (a)	4,265	594,456
		852,034

TOTAL HEALTH CARE		3,259,373

INDUSTRIALS - 9.0%
Commercial Services & Supplies - 0.2%
Deluxe Corp.	2,400	107,088
Electrical Equipment - 2.4%
Acuity Brands, Inc.	4,694	630,029
Eaton Corp. PLC	2,048	168,325
Regal Beloit Corp.	5,693	453,277
		1,251,631
Machinery - 5.0%
Allison Transmission Holdings, Inc.	4,028	185,087
Crane Co.	3,169	265,245
Cummins, Inc.	6,240	1,023,360
Oshkosh Corp.	5,831	487,297
Parker Hannifin Corp.	3,551	621,709
		2,582,698
Professional Services - 0.4%
Manpower, Inc.	2,356	215,221
Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc. (a)	1,200	25,380
HD Supply Holdings, Inc. (a)	700	28,357
MSC Industrial Direct Co., Inc. Class A	6,100	433,405
		487,142

TOTAL INDUSTRIALS		4,643,780

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.1%
F5 Networks, Inc. (a)	3,887	570,301
Electronic Equipment & Components - 1.0%
Avnet, Inc.	7,274	330,385
TE Connectivity Ltd.	2,049	189,328
		519,713
IT Services - 3.5%
Amdocs Ltd.	14,145	905,139
DXC Technology Co.	15,008	836,996
Sykes Enterprises, Inc. (a)	900	25,461
		1,767,596
Semiconductors & Semiconductor Equipment - 1.6%
Lam Research Corp.	2,023	422,018
ON Semiconductor Corp. (a)	19,315	415,466
		837,484

TOTAL INFORMATION TECHNOLOGY		3,695,094

MATERIALS - 6.1%
Chemicals - 2.6%
Huntsman Corp.	45,693	938,991
Innospec, Inc.	4,693	438,232
		1,377,223
Metals & Mining - 2.7%
Nucor Corp.	5,422	294,848
Reliance Steel & Aluminum Co.	10,569	1,056,372
Ternium SA sponsored ADR	1,332	28,145
		1,379,365
Paper & Forest Products - 0.8%
Domtar Corp.	4,302	182,620
Louisiana-Pacific Corp.	8,712	227,732
		410,352

TOTAL MATERIALS		3,166,940

REAL ESTATE - 12.8%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Apple Hospitality (REIT), Inc.	60,814	955,388
Brixmor Property Group, Inc.	56,009	1,063,051
Park Hotels & Resorts, Inc.	41,071	1,084,685
Simon Property Group, Inc.	3,779	612,954
		3,716,078
Real Estate Management & Development - 5.6%
CBRE Group, Inc. (a)	28,487	1,510,091
Jones Lang LaSalle, Inc.	9,520	1,386,969
		2,897,060

TOTAL REAL ESTATE		6,613,138

UTILITIES - 11.0%
Electric Utilities - 3.5%
Exelon Corp.	10,450	470,877
Hawaiian Electric Industries, Inc.	5,844	261,811
OGE Energy Corp.	25,587	1,098,962
		1,831,650
Gas Utilities - 1.6%
National Fuel Gas Co.	5,582	266,485
UGI Corp.	11,397	582,273
		848,758
Independent Power and Renewable Electricity Producers - 1.3%
NRG Energy, Inc.	18,989	648,284
Multi-Utilities - 4.6%
Ameren Corp.	19,604	1,483,827
MDU Resources Group, Inc.	32,847	878,329
		2,362,156

TOTAL UTILITIES		5,690,848

TOTAL COMMON STOCKS
(Cost $47,327,715)		48,031,214

Money Market Funds - 8.1%
Fidelity Cash Central Fund 2.43% (c)	3,145,519	3,146,148
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	1,015,751	1,015,853
TOTAL MONEY MARKET FUNDS
(Cost $4,162,001)		4,162,001
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $51,489,716)		52,193,215
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(674,144)
NET ASSETS - 100%		$51,519,071

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,518
Fidelity Securities Lending Cash Central Fund	787
Total	$23,305

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $978,661) — See accompanying schedule: Unaffiliated issuers (cost $47,327,715)	$48,031,214
Fidelity Central Funds (cost $4,162,001)	4,162,001
Total Investment in Securities (cost $51,489,716)		$52,193,215
Cash		6,209
Receivable for investments sold		688,046
Receivable for fund shares sold		82,375
Dividends receivable		24,363
Distributions receivable from Fidelity Central Funds		5,916
Other receivables		1,372
Total assets		53,001,496
Liabilities
Payable for investments purchased	$439,788
Payable for fund shares redeemed	7,672
Accrued management fee	19,165
Collateral on securities loaned	1,015,800
Total liabilities		1,482,425
Net Assets		$51,519,071
Net Assets consist of:
Paid in capital		$56,340,777
Total distributable earnings (loss)		(4,821,706)
Net Assets, for 5,049,958 shares outstanding		$51,519,071
Net Asset Value, offering price and redemption price per share ($51,519,071 ÷ 5,049,958 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2019 (Unaudited)
Investment Income
Dividends		$574,858
Income from Fidelity Central Funds (including $787 from security lending)		23,305
Total income		598,163
Expenses
Management fee	$112,575
Independent trustees' fees and expenses	120
Commitment fees	69
Total expenses before reductions	112,764
Expense reductions	(2,671)
Total expenses after reductions		110,093
Net investment income (loss)		488,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,183,089)
Total net realized gain (loss)		(1,183,089)
Change in net unrealized appreciation (depreciation) on investment securities		2,406,247
Net gain (loss)		1,223,158
Net increase (decrease) in net assets resulting from operations		$1,711,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$488,070	$1,429,958
Net realized gain (loss)	(1,183,089)	(4,722,983)
Change in net unrealized appreciation (depreciation)	2,406,247	(5,421,187)
Net increase (decrease) in net assets resulting from operations	1,711,228	(8,714,212)
Distributions to shareholders	–	(1,713,265)
Share transactions
Proceeds from sales of shares	6,469,457	31,073,572
Reinvestment of distributions	–	1,713,265
Cost of shares redeemed	(5,585,733)	(40,998,020)
Net increase (decrease) in net assets resulting from share transactions	883,724	(8,211,183)
Total increase (decrease) in net assets	2,594,952	(18,638,660)
Net Assets
Beginning of period	48,924,119	67,562,779
End of period	$51,519,071	$48,924,119
Other Information
Shares
Sold	635,441	2,915,882
Issued in reinvestment of distributions	–	177,982
Redeemed	(554,447)	(4,080,030)
Net increase (decrease)	80,994	(986,166)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value K6 Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$11.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.21	.11
Net realized and unrealized gain (loss)	.25	(1.44)	1.33
Total from investment operations	.35	(1.23)	1.44
Distributions from net investment income	–	(.22)	(.09)
Distributions from net realized gain	–	(.05)	–
Total distributions	–	(.27)	(.09)
Net asset value, end of period	$10.20	$9.85	$11.35
Total ReturnC,D	3.55%	(10.82)%	14.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%G
Expenses net of all reductions	.44%G	.44%	.45%G
Net investment income (loss)	1.95%G	2.05%	1.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,519	$48,924	$67,563
Portfolio turnover rateH	92%G,I	89%I	142%G,I

 A For the period May 25, 2017 (commencement of operations) to January 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,811,157
Gross unrealized depreciation	(3,338,834)
Net unrealized appreciation (depreciation)	$472,323
Tax cost	$51,720,892

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(3,994,076)
Long-term	(441,517)
Total capital loss carryforward	$(4,435,593)

Due to large redemptions in a prior period, $4,189,850 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $1,170,413 per year.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $21,789,619 and $27,123,676, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $4,294,711 in exchange for 419,044 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $21,501,311 in exchange for 1,998,263 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $923 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $6. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,641 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.45%	$1,000.00	$1,035.50	$2.27
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

MCVK6-SANN-0919
1.9883982.102

Fidelity® Equity-Income K6 Fund Semi-Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2019

% of fund's net assets
JPMorgan Chase & Co.	3.8
Berkshire Hathaway, Inc. Class B	3.1
Johnson & Johnson	2.9
Bank of America Corp.	2.7
Comcast Corp. Class A	2.5
Chevron Corp.	2.5
The Walt Disney Co.	2.3
Citigroup, Inc.	2.3
Walmart, Inc.	2.3
Wells Fargo & Co.	2.2
26.6

Top Five Market Sectors as of July 31, 2019

% of fund's net assets
Financials	23.1
Health Care	14.5
Consumer Staples	9.9
Energy	9.8
Communication Services	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2019*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 13.7%

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	373	$12,701
Verizon Communications, Inc.	395	21,832
		34,533
Entertainment - 2.3%
The Walt Disney Co.	167	23,883
Media - 3.0%
Comcast Corp. Class A	596	25,729
Interpublic Group of Companies, Inc.	193	4,424
		30,153
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	84	6,697

TOTAL COMMUNICATION SERVICES		95,266

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.4%
General Motors Co.	117	4,720
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	99	20,861
Royal Caribbean Cruises Ltd.	57	6,631
		27,492
Multiline Retail - 0.3%
Dollar General Corp.	23	3,082
Specialty Retail - 3.0%
Burlington Stores, Inc. (a)	10	1,808
Lowe's Companies, Inc.	117	11,864
The Home Depot, Inc.	40	8,548
TJX Companies, Inc.	150	8,184
		30,404
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	34	3,023
Tapestry, Inc.	55	1,701
		4,724

TOTAL CONSUMER DISCRETIONARY		70,422

CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Diageo PLC	62	2,585
PepsiCo, Inc.	97	12,398
		14,983
Food & Staples Retailing - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	42	2,574
BJ's Wholesale Club Holdings, Inc. (a)	200	4,712
Kroger Co.	109	2,306
Walmart, Inc.	211	23,290
		32,882
Food Products - 2.4%
Hilton Food Group PLC	300	3,415
McCormick & Co., Inc. (non-vtg.)	16	2,537
Mondelez International, Inc.	145	7,756
Nestle SA (Reg. S)	67	7,108
The J.M. Smucker Co.	31	3,447
		24,263
Household Products - 0.6%
Kimberly-Clark Corp.	45	6,104
Personal Products - 0.7%
Unilever NV	113	6,550
Tobacco - 1.5%
Altria Group, Inc.	126	5,931
British American Tobacco PLC (United Kingdom)	75	2,672
Philip Morris International, Inc.	82	6,856
		15,459

TOTAL CONSUMER STAPLES		100,241

ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
BP PLC	979	6,478
Chevron Corp.	206	25,361
ConocoPhillips Co.	257	15,184
Enterprise Products Partners LP	193	5,811
Equinor ASA	265	4,754
Exxon Mobil Corp.	140	10,410
Imperial Oil Ltd.	166	4,546
Phillips 66 Co.	90	9,230
Suncor Energy, Inc.	194	5,567
The Williams Companies, Inc.	174	4,287
Valero Energy Corp.	93	7,928
		99,556
FINANCIALS - 23.1%
Banks - 12.8%
Bank of America Corp.	908	27,857
Citigroup, Inc.	329	23,412
Huntington Bancshares, Inc.	251	3,577
JPMorgan Chase & Co.	330	38,280
M&T Bank Corp.	30	4,928
SunTrust Banks, Inc.	144	9,590
Wells Fargo & Co.	471	22,801
		130,445
Capital Markets - 2.0%
KKR & Co. LP	421	11,262
The Blackstone Group LP	185	8,876
		20,138
Consumer Finance - 1.0%
Capital One Financial Corp.	111	10,259
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	154	31,636
Insurance - 4.2%
Chubb Ltd.	101	15,437
Marsh & McLennan Companies, Inc.	74	7,311
MetLife, Inc.	184	9,093
The Travelers Companies, Inc.	70	10,263
		42,104

TOTAL FINANCIALS		234,582

HEALTH CARE - 14.5%
Biotechnology - 1.6%
AbbVie, Inc.	39	2,598
Amgen, Inc.	72	13,434
		16,032
Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (a)	19	1,116
Becton, Dickinson & Co.	49	12,387
Danaher Corp.	82	11,521
		25,024
Health Care Providers & Services - 2.1%
Cigna Corp.	41	6,967
UnitedHealth Group, Inc.	57	14,194
		21,161
Pharmaceuticals - 8.4%
AstraZeneca PLC (United Kingdom)	163	14,082
Bristol-Myers Squibb Co.	225	9,992
Eli Lilly & Co.	47	5,121
Johnson & Johnson	229	29,820
Merck & Co., Inc.	41	3,403
Roche Holding AG (participation certificate)	58	15,525
Sanofi SA	93	7,750
		85,693

TOTAL HEALTH CARE		147,910

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.5%
General Dynamics Corp.	47	8,739
Northrop Grumman Corp.	22	7,603
United Technologies Corp.	142	18,971
		35,313
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	30	2,721
Electrical Equipment - 1.4%
AMETEK, Inc.	123	11,022
Fortive Corp.	50	3,803
		14,825
Industrial Conglomerates - 2.3%
General Electric Co.	980	10,241
Roper Technologies, Inc.	37	13,455
		23,696
Machinery - 0.4%
Ingersoll-Rand PLC	32	3,957
Professional Services - 0.3%
Equifax, Inc.	20	2,782
Trading Companies & Distributors - 0.1%
Bunzl PLC	32	837

TOTAL INDUSTRIALS		84,131

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.0%
Cisco Systems, Inc.	188	10,415
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	28	2,587
IT Services - 1.4%
Amdocs Ltd.	70	4,479
Fiserv, Inc. (a)	29	3,057
Paychex, Inc.	65	5,398
Visa, Inc. Class A	10	1,780
		14,714
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	86	8,892
Qualcomm, Inc.	70	5,121
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	166	7,077
		21,090
Software - 1.7%
Micro Focus International PLC	50	1,053
Microsoft Corp.	118	16,080
		17,133
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	43	9,161

TOTAL INFORMATION TECHNOLOGY		75,100

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	127	9,164
International Flavors & Fragrances, Inc.	16	2,304
		11,468
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	51	10,793
Public Storage	24	5,826
		16,619
UTILITIES - 5.1%
Electric Utilities - 3.2%
Exelon Corp.	408	18,384
NextEra Energy, Inc.	49	10,151
Vistra Energy Corp.	199	4,271
		32,806
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	130	4,438
Multi-Utilities - 1.4%
Ameren Corp.	59	4,466
CenterPoint Energy, Inc.	136	3,945
WEC Energy Group, Inc.	68	5,811
		14,222

TOTAL UTILITIES		51,466

TOTAL COMMON STOCKS
(Cost $973,633)		986,761

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.43% (b)
(Cost $32,020)	32,013	32,020
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,005,653)		1,018,781
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,347)
NET ASSETS - 100%		$1,016,434

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$373
Total	$373

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$95,266	$95,266	$--	$--
Consumer Discretionary	70,422	70,422	--	--
Consumer Staples	100,241	81,326	18,915	--
Energy	99,556	93,078	6,478	--
Financials	234,582	234,582	--	--
Health Care	147,910	110,553	37,357	--
Industrials	84,131	84,131	--	--
Information Technology	75,100	74,047	1,053	--
Materials	11,468	11,468	--	--
Real Estate	16,619	16,619	--	--
Utilities	51,466	51,466	--	--
Money Market Funds	32,020	32,020	--	--
Total Investments in Securities:	$1,018,781	$954,978	$63,803	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Switzerland	4.1%
United Kingdom	3.0%
Netherlands	1.6%
Canada	1.5%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $973,633)	$986,761
Fidelity Central Funds (cost $32,020)	32,020
Total Investment in Securities (cost $1,005,653)		$1,018,781
Cash		633
Receivable for investments sold		2,502
Dividends receivable		1,125
Distributions receivable from Fidelity Central Funds		73
Total assets		1,023,114
Liabilities
Payable for investments purchased	$6,389
Accrued management fee	291
Total liabilities		6,680
Net Assets		$1,016,434
Net Assets consist of:
Paid in capital		$1,000,600
Total distributable earnings (loss)		15,834
Net Assets, for 100,059 shares outstanding		$1,016,434
Net Asset Value, offering price and redemption price per share ($1,016,434 ÷ 100,059 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 13, 2019 (commencement of operations) to July 31, 2019 (Unaudited)
Investment Income
Dividends		$2,330
Income from Fidelity Central Funds		373
Total income		2,703
Expenses
Management fee	$461
Total expenses		461
Net investment income (loss)		2,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	996
Foreign currency transactions	71
Total net realized gain (loss)		1,067
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,128
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		13,125
Net gain (loss)		14,192
Net increase (decrease) in net assets resulting from operations		$16,434

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 13, 2019 (commencement of operations) to July 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,242
Net realized gain (loss)	1,067
Change in net unrealized appreciation (depreciation)	13,125
Net increase (decrease) in net assets resulting from operations	16,434
Distributions to shareholders	(600)
Share transactions
Proceeds from sales of shares	1,000,000
Reinvestment of distributions	600
Net increase (decrease) in net assets resulting from share transactions	1,000,600
Total increase (decrease) in net assets	1,016,434
Net Assets
Beginning of period	–
End of period	$1,016,434
Other Information
Shares
Sold	100,000
Issued in reinvestment of distributions	59
Net increase (decrease)	100,059

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity-Income K6 Fund

Six months ended (Unaudited) July 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	.15
Total from investment operations	.17
Distributions from net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$10.16
Total ReturnC	1.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F
Expenses net of fee waivers, if any	.34%F
Expenses net of all reductions	.34%F
Net investment income (loss)	1.65%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,016
Portfolio turnover rateG	15%H

 A For the period June 13, 2019 (commencement of operations) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019

1. Organization.

Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by [[the]][[each]] Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,605
Gross unrealized depreciation	(15,561)
Net unrealized appreciation (depreciation)	$13,044
Tax cost	$1,005,737

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,119,573 and $146,937, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Affiliated Exchanges In-Kind. Effective after the close of business on July 31, 2019, the Fund received investments and cash valued at $38,316,698 in exchange for 3,870,374 shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 13, 2019 to July 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2019	Expenses Paid During Period
Actual	.34%	$1,000.00	$1,016.60	$.46-B
Hypothetical-C		$1,000.00	$1,023.11	$1.71-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period June 13, 2019 to July 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income K6 Fund

On March 6, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

EQU-K6-SANN-0919
1.9893875.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 23, 2019